UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2023

Date of reporting period:	November 1, 2022 – April 30, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Global Income Trust

Semiannual report
4 | 30 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGGIX

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

June 5, 2023

Dear Fellow Shareholder:

Stocks and bonds have generally advanced since the start of the year despite market ups and downs. Inflation has fallen but remains a concern for the Federal Reserve. U.S. interest rates have risen to their highest level since 2007, which is putting pressure on corporate earnings and causing stress in the banking system.

Fortunately, a strong pulse of innovation in the broader economy is gaining investor attention. International markets are becoming increasingly dynamic, in part because China’s economy is reopening after years of pandemic-related restrictions.

While remaining alert to market risks, your investment team is finding new and attractive opportunities across sectors, industries, and global markets. This report offers an update about their efforts in managing your fund.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/23. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 Global Income Trust

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Net expenses for the fiscal year
ended 10/31/22*†	0.91%	1.66%	1.66%	1.16%	0.55%	0.48%	0.66%
Total annual operating expenses for the
fiscal year ended 10/31/22*	1.25%	2.00%	2.00%	1.50%	0.89%	0.82%	1.00%
Annualized expense ratio for the
six-month period ended 4/30/23	0.93%	1.68%	1.68%	1.18%	0.55%	0.48%	0.68%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Restated to reflect current fees.

† Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 2/28/24.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/22 to 4/30/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.77	$8.60	$8.59	$6.05	$2.82	$2.46	$3.49
Ending value (after expenses)	$1,067.90	$1,064.10	$1,063.20	$1,066.60	$1,069.80	$1,070.50	$1,069.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

Global Income Trust 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/23, use the following calculation method. To find the value of your investment on 11/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.66	$8.40	$8.40	$5.91	$2.76	$2.41	$3.41
Ending value (after expenses)	$1,020.18	$1,016.46	$1,016.46	$1,018.94	$1,022.07	$1,022.41	$1,021.42

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

4 Global Income Trust

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of April 30, 2023, Putnam employees had approximately $467,000,000 and the Trustees had approximately $66,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Global Income Trust 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Global Income Trust

The fund’s portfolio 4/30/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (64.2%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (10.4%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/53	$5,000,000	$4,901,611
4.00%, TBA, 5/1/53	4,000,000	3,845,365
3.50%, TBA, 5/1/53	1,000,000	939,016
3.00%, TBA, 5/1/53	5,000,000	4,567,131
		14,253,123
U.S. Government Agency Mortgage Obligations (53.8%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	6,000,000	6,115,781
5.50%, TBA, 5/1/53	12,000,000	12,099,372
5.00%, TBA, 5/1/53	34,000,000	33,806,095
4.50%, TBA, 5/1/53	9,000,000	8,793,977
4.00%, TBA, 5/1/53	8,000,000	7,647,500
3.50%, TBA, 5/1/53	4,000,000	3,719,376
2.50%, TBA, 5/1/53	2,000,000	1,731,095
		73,913,196
Total U.S. government and agency mortgage obligations (cost $88,152,422)		$88,166,319

U.S. TREASURY OBLIGATIONS (0.5%)*	Principal amount	Value
U.S. Treasury Notes
1.625%, 5/15/31 [i]	$409,000	$361,581
1.375%, 8/31/26 [i]	100,000	93,039
0.375%, 1/31/26 [i]	56,000	51,096
0.25%, 7/31/25 [i]	123,000	113,368
Total U.S. treasury obligations (cost $619,084)		$619,084

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (32.3%)*		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	120,000	$68,562
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	350,000	234,995
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	810,000	514,613
Australia (Government of) sr. unsec. notes 3.25%, 4/21/25 (Australia)	AUD	630,000	418,293
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	290,000	233,870
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	370,000	373,823
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	560,000	585,841
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	440,000	543,501
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	225,000	167,549
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	80,000	64,122
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	63,087
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	874,787

Global Income Trust 7

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (32.3%)* cont.		Principal amount	Value
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$460,000	$413,546
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d’lvoire)	EUR	100,000	89,570
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d’lvoire)		$300,000	290,250
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	750,000	137,179
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,470,000	211,987
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		$218,000	187,590
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	259,742
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		150,000	147,871
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		241,000	238,961
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	260,000	236,085
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	780,000	1,008,001
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	190,000	236,997
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	70,000	77,017
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,300,000	1,438,057
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	420,000	441,417
France (Government of) unsec. notes zero %, 11/25/30 (France)	EUR	330,000	297,047
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	410,000	397,882
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		$200,000	181,844
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	682,966
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	90,000	80,269
Ireland (Republic of) unsec. notes 0.20%, 5/15/27 (Ireland)	EUR	410,000	410,170
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,052,437
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	450,000	511,807
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	201,841
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	980,000	1,066,515
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	80,000	50,611
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,170,000	1,065,221
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	60,000,000	481,854
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	636,997
Japan (Government of) sr. unsec. unsub. bonds 0.50%, 3/20/60 (Japan)	JPY	18,000,000	100,915
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	260,000,000	2,337,491
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	105,000,000	886,310
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	135,000,000	963,078
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	510,000,000	3,757,219

8 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (32.3%)* cont.		Principal amount	Value
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	47,000,000	$288,275
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	184,000,000	1,654,251
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	613,204
Malaysia (Federation of) sr. unsec. notes 3.582%, 7/15/32 (Malaysia)	MYR	2,280,000	505,009
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	679,591
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	280,000	352,436
Netherlands (Government of) unsec. notes 0.25%, 7/15/29 (Netherlands)	EUR	110,000	105,270
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	430,000	443,398
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	221,784
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	167,571
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	850,000	730,523
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	410,000	252,939
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	1,220,000	878,101
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	357,513
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	196,250
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	177,100
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	403,105
Portugal (Republic of) sr. unsec. notes 0.30%, 10/17/31 (Portugal)	EUR	320,000	281,438
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	450,414
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	250,000	328,394
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	640,000	778,989
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	175,855
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	20,000	11,583
Spain (Kingdom of) sr. unsec. notes 1.60%, 4/30/25 (Spain)	EUR	210,000	225,406
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	430,000	448,297
Spain (Kingdom of) sr. unsec. notes 1.25%, 10/31/30 (Spain)	EUR	290,000	279,559
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	161,295
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,110,000	563,875
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	140,000	15,502
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	500,000	640,846
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	170,000	200,459
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	15,700,000	443,845
United Kingdom Treasury unsec. bonds 4.50%, 9/7/34 (United Kingdom)	GBP	1,100,000	1,474,080

Global Income Trust 9

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (32.3%)* cont.		Principal amount	Value
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	120,000	$138,006
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	780,000	986,245
United Kingdom Treasury unsec. notes Ser. REGS, 2.00%, 9/7/25 (United Kingdom)	GBP	1,350,000	1,625,016
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		$550,000	459,237
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		460,000	474,286
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		1,170,000	1,179,596
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	227,030
Total foreign government and agency bonds and notes (cost $50,732,403)			$44,315,360

MORTGAGE-BACKED SECURITIES (31.4%)*	Principal amount	Value
Agency collateralized mortgage obligations (5.3%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4972, IO, 6.00%, 5/25/50	$2,523,046	$537,869
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	4,309,235	845,631
REMICs Ser. 4973, Class LI, IO, 4.00%, 4/25/50	4,066,720	822,744
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	342,674	48,661
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	3,723,380	644,243
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	746,460	90,068
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,460,349	109,031
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.03%, 6/25/50	1,023,676	120,755
Federal National Mortgage Association
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	315,011	38,805
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	318,333	11,797
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 7.20%), 2.18%, 10/25/42	468,751	71,599
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.03%, 8/25/49	3,122,130	376,648
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	511,972	88,013
Ser. 14-76, IO, 5.00%, 5/20/44	225,942	45,086
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	74,128	15,300
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	154,661	31,367
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	49,063	9,807
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	6,241,548	1,168,614
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	3,775,942	663,433
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	339,597	55,378
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	239,782	42,021
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,661,026	532,130
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	214,266	9,432
Ser. 17-H19, Class MI, IO, 2.064%, 4/20/67 W	1,116,404	64,640
Ser. 15-H26, Class EI, IO, 1.768%, 10/20/65 W	1,559,457	71,111
Ser. 16-H16, Class EI, IO, 1.637%, 6/20/66 W	2,092,479	91,860

10 Global Income Trust

MORTGAGE-BACKED SECURITIES (31.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H25, Class AI, IO, 1.613%, 9/20/65 W	$1,797,745	$62,921
Ser. 14-H12, Class BI, IO, 1.584%, 5/20/64 W	1,963,355	74,666
IFB Ser. 10-171, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.45%), 1.502%, 12/16/40	378,978	34,063
IFB Ser. 20-32, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 3/20/50	632,972	77,224
Ser. 15-H26, Class DI, IO, 0.077%, 10/20/65 W	1,606,526	63,742
Ser. 14-H21, Class AI, IO, 0.047%, 10/20/64 W	1,653,528	57,556
Ser. 17-H04, Class BI, IO, 0.037%, 2/20/67 W	1,826,486	83,776
Ser. 17-H02, Class BI, IO, 0.03%, 1/20/67 W	2,079,597	76,669
Ser. 16-H23, Class NI, IO, 0.026%, 10/20/66 W	2,434,701	111,266
		7,247,926
Commercial mortgage-backed securities (14.8%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (ICE LIBOR USD 1 Month + 1.20%), 6.148%, 6/15/36	418,000	406,620
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.415%, 12/15/53 W	4,879,238	336,491
FRB Ser. 19-BN20, Class XA, IO, 0.937%, 9/15/62 W	9,031,324	361,817
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	201,000	169,617
FRB Ser. 20-C8, Class XA, IO, 1.952%, 10/15/53 W	4,643,001	435,317
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	210,000	177,509
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	1,053,000	855,826
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.261%, 11/10/46 W	221,000	214,711
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48 W	300,000	271,073
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.257%, 3/11/47 W	455,000	426,898
COMM Mortgage Trust
FRB Ser. 13-CR11, Class B, 5.263%, 8/10/50 W	243,000	239,871
FRB Ser. 13-CR13, Class C, 5.037%, 11/10/46 W	492,000	467,146
FRB Ser. 14-CR17, Class C, 4.942%, 5/10/47 W	649,000	566,231
FRB Ser. 14-CR18, Class C, 4.894%, 7/15/47 W	393,000	370,536
FRB Ser. 14-UBS6, Class C, 4.583%, 12/10/47 W	110,000	95,291
FRB Ser. 15-LC19, Class C, 4.355%, 2/10/48 W	430,000	393,214
Ser. 14-CR21, Class B, 4.339%, 12/10/47 W	433,000	403,588
FRB Ser. 14-UBS6, Class XA, IO, 0.981%, 12/10/47 W	7,406,132	68,796
FRB Ser. 15-LC21, Class XA, IO, 0.797%, 7/10/48 W	9,472,862	104,750
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.037%, 11/10/46 W	280,000	233,096
FRB Ser. 12-CR2, Class D, 5.036%, 8/15/45 W	124,702	114,721
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 1.06%, 9/15/39 W	1,982	32
FRB Ser. 07-C2, Class AX, IO, 0.047%, 1/15/49 W	645,548	1
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.394%, 4/15/50 W	819,000	667,539

Global Income Trust 11

MORTGAGE-BACKED SECURITIES (31.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.576%, 12/15/49 W	$822,000	$654,892
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.539%, 8/10/44 W	757,669	740,241
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.688%, 6/25/30 W	2,243,000	208,170
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.268%, 8/25/29 W	2,784,708	161,265
GS Mortgage Securities Trust FRB Ser. 15-GC30, Class C, 4.204%, 5/10/50 W	286,000	256,383
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.568%, 8/10/43 W	328,000	258,293
FRB Ser. 13-GC14, Class B, 4.847%, 8/10/46 W	296,000	290,826
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.698%, 9/15/47 W	225,000	184,493
FRB Ser. 13-C12, Class B, 4.204%, 7/15/45 W	473,000	458,411
FRB Ser. 15-C33, Class XA, IO, 1.054%, 12/15/48 W	2,921,422	55,219
FRB Ser. 14-C22, Class XA, IO, 0.948%, 9/15/47 W	8,441,051	57,722
FRB Ser. 13-C12, Class XA, IO, 0.35%, 7/15/45 W	8,712,716	87
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 5.046%, 1/15/47 W	505,000	437,862
FRB Ser. 14-C23, Class D, 4.129%, 9/15/47 W	437,000	369,981
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	339,000	312,731
FRB Ser. 19-COR5, Class XA, IO, 1.626%, 6/13/52 W	8,094,506	485,571
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43 W	256,841	4,930
FRB Ser. 13-C16, Class XA, IO, 0.993%, 12/15/46 W	6,917,578	7,899
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45 W	777,000	608,935
FRB Ser. 21-1MEM, Class D, 2.742%, 10/9/42 W	915,000	572,628
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	686,987	107
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49 W	1,175	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.227%, 2/15/47 W	471,000	458,092
FRB Ser. 14-C17, Class C, 4.638%, 8/15/47 W	591,000	556,594
Ser. 14-C18, Class C, 4.624%, 10/15/47 W	310,000	265,841
FRB Ser. 15-C24, Class B, 4.469%, 5/15/48 W	253,000	237,774
FRB Ser. 15-C24, Class C, 4.469%, 5/15/48 W	313,000	285,753
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.673%, 11/15/45 W	278,000	234,910
FRB Ser. 13-C9, Class D, 4.156%, 5/15/46 W	274,000	226,528
Morgan Stanley Capital I Trust Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	191,000	167,093
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.252%, 7/15/49 W	185,000	182,764
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.27%, 10/25/49	660,484	616,589

12 Global Income Trust

MORTGAGE-BACKED SECURITIES (31.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.156%, 12/15/50 W	$4,173,280	$145,710
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-C30, Class C, 4.648%, 9/15/58 W	342,000	310,923
Ser. 17-RC1, Class C, 4.591%, 1/15/60	225,000	190,810
FRB Ser. 13-LC12, Class C, 4.426%, 7/15/46 W	363,000	272,250
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	209,000	169,789
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	630,317
FRB Ser. 19-C52, Class XA, IO, 1.749%, 8/15/52 W	3,420,096	232,376
FRB Ser. 16-LC25, Class XA, IO, 0.977%, 12/15/59 W	4,047,243	96,180
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47 W	930,000	890,985
Ser. 14-C22, Class AS, 4.069%, 9/15/57 W	397,000	375,876
FRB Ser. 13-C14, Class XA, IO, 0.737%, 6/15/46 W	6,852,841	310
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.991%, 6/15/44 W	163,000	118,993
FRB Ser. 11-C4, Class C, 4.991%, 6/15/44 W	117,851	113,656
FRB Ser. 12-C10, Class D, 4.538%, 12/15/45 W	180,000	106,974
FRB Ser. 12-C10, Class XA, IO, 1.297%, 12/15/45 W	165,457	2
		20,394,426
Residential mortgage-backed securities (non-agency) (11.3%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48 W	85,037	78,510
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 5.62%, 9/25/45	93,893	84,928
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.52%, 10/25/29 (Bermuda)	134,463	134,523
BRAVO Residential Funding Trust 144A
Ser. 21-A, Class A1, 1.991%, 10/25/59	379,218	362,243
Ser. 21-C, Class A1, 1.62%, 3/1/61	274,990	250,523
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (ICE LIBOR USD 1 Month + 0.24%), 5.50%, 6/25/36	153,540	144,565
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 5.025%, 11/25/47	179,491	148,092
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65 W	665,000	628,891
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.40%, 8/25/46	271,043	222,265
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 5.133%, 2/20/47	151,706	116,051
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 4.425%, 8/25/46	105,931	96,689
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.405%, 6/25/46	230,779	194,476
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.72%, 11/25/28 (Bermuda)	258,096	258,815

Global Income Trust 13

MORTGAGE-BACKED SECURITIES (31.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 10.02%, 12/25/28	$425,718	$453,212
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.72%, 4/25/28	456,706	480,430
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (ICE LIBOR USD 1 Month + 4.25%), 9.27%, 11/25/23	192,359	195,726
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (ICE LIBOR USD 1 Month + 3.80%), 8.82%, 3/25/29	122,646	127,609
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 8.57%, 8/25/29	338,121	351,164
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.65%), 9.67%, 1/25/49	231,000	249,224
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.765%, 6/25/42	83,090	84,647
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.615%, 10/25/50	32,414	32,950
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.465%, 7/25/42	380,922	384,732
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 7.42%, 2/25/47	107,769	107,682
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.115%, 8/25/42	23,005	23,144
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.015%, 5/25/42	272,542	274,586
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (ICE LIBOR USD 1 Month + 1.95%), 6.97%, 10/25/49	1,779	1,783
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.965%, 9/25/42	32,638	32,801
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.92%, 1/25/50	33,613	33,585
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.815%, 4/25/42	110,889	111,233
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.665%, 1/25/42	212,000	205,257
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.115%, 2/25/42	185,884	184,664
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 6.02%, 2/25/47	629,213	621,988
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.815%, 1/25/42	47,691	46,909
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.665%, 9/25/41	40,650	39,468
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.615%, 10/25/41	222,907	221,503
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	472,912	460,735

14 Global Income Trust

MORTGAGE-BACKED SECURITIES (31.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.97%, 8/25/28	$134,918	$143,834
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.77%, 8/25/28	214,958	231,614
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 11.02%, 9/25/28	129,640	136,617
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.92%, 10/25/28	51,868	54,927
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.72%, 4/25/28	283,904	303,036
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 10.57%, 4/25/28	465,439	485,984
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 10.32%, 10/25/28	67,066	71,353
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (ICE LIBOR USD 1 Month + 5.25%), 10.27%, 10/25/23	64,641	65,889
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 10.02%, 11/25/24	5,217	5,269
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.92%, 11/25/24	2,866	3,009
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (ICE LIBOR USD 1 Month + 4.40%), 9.42%, 1/25/24	7,153	7,284
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 9.32%, 2/25/25	62,414	64,618
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 9.02%, 5/25/25	38,515	40,141
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.67%, 9/25/29	72,000	74,474
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.92%, 7/25/24	252,863	257,340
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.82%, 2/25/30	64,000	64,669
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 7.37%, 1/25/31	78,124	78,709
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 6.27%, 7/25/29	42,577	42,532
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (ICE LIBOR USD 1 Month + 1.00%), 6.02%, 5/25/30	223,713	223,012
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.815%, 1/25/42	427,000	417,926
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.774%, 6/25/42	161,407	164,348
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.565%, 5/25/42	31,783	32,389
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.47%, 7/25/31	6,148	6,163
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 7.42%, 4/25/31	6,367	6,383

Global Income Trust 15

MORTGAGE-BACKED SECURITIES (31.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.365%, 7/25/42	$64,108	$65,012
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.324%, 9/25/42	125,741	126,745
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%), 7.32%, 8/25/31	3,678	3,678
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 7.17%, 11/25/39	73,593	73,457
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 7.17%, 9/25/31	2,315	2,315
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 7.07%, 1/25/40	470,404	472,181
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.915%, 3/25/42	201,436	202,713
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.815%, 3/25/42	118,487	118,925
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.015%, 1/25/42	90,916	90,347
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.815%, 12/25/41	103,360	102,585
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 5.565%, 10/25/41	2,607	2,597
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36 W	919,716	319,100
JP Morgan Alternative Loan Trust FRB Ser. 07-S1, Class A1, (ICE LIBOR USD 1 Month + 0.28%), 5.58%, 4/25/47	155,525	146,248
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	208,004	208,536
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	261,078	242,800
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	365,000	348,829
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.919%, 8/26/47 W	105,842	102,702
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 5.92%, 1/25/48	48,443	47,051
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	300,000	293,325
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (ICE LIBOR USD 1 Month + 0.34%), 5.36%, 11/25/36	1,030,478	339,453
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (ICE LIBOR USD 1 Month + 1.04%), 6.06%, 3/25/34	140,244	126,218
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 5.87%, 5/25/47	293,740	240,330
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	120,000	115,245
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65 W	68,705	60,157
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 6.00%, 10/25/45	110,880	103,243
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 5.98%, 7/25/45	192,978	176,807

16 Global Income Trust

MORTGAGE-BACKED SECURITIES (31.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A1B, (ICE LIBOR USD 1 Month + 0.78%), 5.80%, 1/25/45	$110,370	$100,216
FRB Ser. 05-AR2, Class 2A1B, (ICE LIBOR USD 1 Month + 0.74%), 5.76%, 1/25/45	125,394	121,883
FRB Ser. 05-AR10, Class 1A3, 3.862%, 9/25/35 W	87,913	77,826
FRB Ser. 05-AR12, Class 1A8, 3.802%, 10/25/35 W	257,451	223,177
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (ICE LIBOR USD 1 Month + 0.30%), 5.32%, 5/25/36	513,080	371,351
		15,452,175
Total mortgage-backed securities (cost $46,858,612)		$43,094,527

CORPORATE BONDS AND NOTES (22.7%)*	Principal amount	Value
Basic materials (1.4%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$225,000	$219,767
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	450,000	455,512
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	157,000	159,828
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	278,000	261,270
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	107,000	86,979
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	504,000	484,647
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	172,000	202,108
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	33,000	38,288
		1,908,399
Capital goods (0.6%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	351,000	308,133
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	179,000	166,396
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	70,000	49,631
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	176,000	170,984
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33	75,000	77,948
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	90,000	86,463
		859,555
Communication services (2.5%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	291,000	256,630
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	406,000	385,191
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	487,000	446,665
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	16,000	12,881
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	295,000	293,407
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	464,000	459,657
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	178,000	168,977
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	112,000	107,267
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	192,000	183,446
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	334,000	299,991

Global Income Trust 17

CORPORATE BONDS AND NOTES (22.7%)* cont.		Principal amount	Value
Communication services cont.
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		$74,000	$79,778
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		13,000	12,240
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		440,000	423,735
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		40,000	40,103
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		257,000	229,750
			3,399,718
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity		83,000	82,855
			82,855
Consumer cyclicals (1.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		284,000	268,025
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		193,000	149,010
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		354,000	288,402
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		320,000	321,726
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		61,000	54,718
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		133,000	131,754
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	357,166
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32		463,000	411,218
			1,982,019
Consumer staples (2.0%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		435,000	416,113
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		281,000	289,528
GSK Consumer Healthcare Capital US, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	238,662
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33		398,000	412,138
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53		62,000	64,364
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		60,000	62,141
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		292,000	285,078
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	470,459
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		$441,000	437,878
			2,676,361
Energy (1.7%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		231,000	232,028
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		153,000	127,462
EQT Corp. sr. unsec. notes 5.678%, 10/1/25		128,000	127,656

18 Global Income Trust

CORPORATE BONDS AND NOTES (22.7%)* cont.	Principal amount	Value
Energy cont.
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	$318,000	$350,159
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	220,000	230,004
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	267,000	267,532
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	44,000	42,252
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	246,000	181,813
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	31,000	23,863
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	200,000	186,064
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	244,000	244,022
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	75,000	70,681
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	355,000	305,303
		2,388,839
Financials (8.7%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	400,000	389,109
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	660,000	540,588
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	380,000	363,441
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	180,000	189,867
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	386,000	313,014
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	524,000	488,421
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	191,336
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	400,000	394,644
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	346,000	344,934
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	525,000	454,200
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	400,000	383,462
BPCE SA 144A sr. unsec. notes 3.50%, 10/23/27 (France)	250,000	231,340
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	540,000	522,080
Capital One Financial Corp. sr. unsec. unsub. FRN 1.878%, 11/2/27	264,000	230,120
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	415,000	354,306
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	212,000	197,860
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	165,000	150,441
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	364,231
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	224,379
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	379,000	322,150
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	375,113

Global Income Trust 19

CORPORATE BONDS AND NOTES (22.7%)* cont.	Principal amount	Value
Financials cont.
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28 R	$108,000	$102,851
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	160,000	98,571
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	306,000	304,746
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	147,000	140,898
General Motors Financial Co., Inc. sr. unsec. notes 2.35%, 2/26/27	85,000	76,453
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	88,000	87,106
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	63,000	51,463
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	138,000	119,135
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	192,000	198,070
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	222,000	219,824
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	505,000	382,740
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	113,000	110,986
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	429,000	300,136
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	230,000	242,609
NatWest Group PLC sr. unsec. unsub. FRN 1.642%, 6/14/27 (United Kingdom)	595,000	529,109
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	643,000	450,100
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	102,000	115,790
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	225,000	155,195
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	300,000	270,399
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	500,000	382,599
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	183,000	176,483
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	68,000	63,556
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	133,000	115,736
Wells Fargo & Co. unsec. sub. notes Ser. GMTN, 4.30%, 7/22/27	222,000	217,209
		11,936,800
Health care (0.8%)
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	103,000	106,918
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	205,000	210,552
Danaher Corp. sr. unsec. unsub. notes 3.35%, 9/15/25	168,000	164,043
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	85,000	88,824
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27	190,000	196,206
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	30,000	30,523
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	200,000	208,621
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	105,000	101,898
		1,107,585

20 Global Income Trust

CORPORATE BONDS AND NOTES (22.7%)* cont.	Principal amount	Value
Technology (1.5%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	$461,000	$447,915
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	296,000	275,306
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	404,000	368,768
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	204,000	179,786
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	88,000	85,395
Oracle Corp. sr. unsec. bonds 5.55%, 2/6/53	60,000	57,644
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	60,000	45,301
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	207,000	160,533
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	85,000	75,299
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	426,000	370,084
		2,066,031
Transportation (0.4%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	103,000	96,731
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	529,000	510,711
		607,442
Utilities and power (1.5%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	226,000	204,858
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	110,000	114,940
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	62,000	54,121
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	330,000	252,136
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	55,000	57,040
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	351,000	324,792
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	220,000	202,967
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	129,000	129,573
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	100,000	81,365
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	204,000	188,315
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	108,000	104,720
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (ICE LIBOR USD 3 Month + 2.11%), 6.976%, 5/15/67	498,000	409,406
		2,124,233
Total corporate bonds and notes (cost $33,896,800)		$31,139,837

COLLATERALIZED LOAN OBLIGATIONS (4.5%)*	Principal amount	Value
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.45%, 7/20/34 (Cayman Islands)	$263,000	$258,734
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.432%, 4/22/34	250,000	244,679
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 6.405%, 10/25/32 (Cayman Islands)	250,000	245,348

Global Income Trust 21

COLLATERALIZED LOAN OBLIGATIONS (4.5%)* cont.	Principal amount	Value
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 6.33%, 4/15/34 (Cayman Islands)	$500,000	$487,497
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.523%, 11/22/34 (Cayman Islands)	323,000	312,526
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 10/15/34 (Cayman Islands)	250,000	244,366
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 6.36%, 4/20/32 (Cayman Islands)	313,000	308,264
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.08%), 6.33%, 4/20/34	175,000	169,925
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.24%), 6.50%, 7/15/36	250,000	243,996
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 6.49%, 10/15/31 (Cayman Islands)	398,485	394,741
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 6.63%, 4/15/33 (Cayman Islands)	250,000	249,053
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 6.46%, 7/15/34 (Cayman Islands)	250,000	245,595
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.673%, 10/22/30 (Cayman Islands)	250,000	242,811
Neuberger Berman Loan Advisers CLO 31, Ltd. 144A FRB Ser. 21-31A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 6.29%, 4/20/31 (Cayman Islands)	250,000	246,503
OZLM XVIII, Ltd. 144A FRB Ser. 18-18A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 6.28%, 4/15/31 (Cayman Islands)	250,000	245,892
Palmer Square CLO, Ltd. 144A FRB Ser. 22-5A, Class A, (CME Term SOFR 3 Month + 2.00%), 7.048%, 10/20/35 (Jersey)	250,000	250,065
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.864%, 5/15/32 (Cayman Islands)	250,000	243,084
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 6.25%, 10/20/31 (Cayman Islands)	250,000	246,427
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34 (Cayman Islands)	250,000	244,366
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 6.41%, 7/15/32 (Cayman Islands)	200,000	196,365
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (ICE LIBOR USD 3 Month + 1.26%), 6.52%, 1/15/32 (Cayman Islands)	250,000	245,504
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 6.95%, 1/20/29 (Cayman Islands)	200,000	193,797
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.75%, 7/15/32	364,000	356,169
Total collateralized loan obligations (cost $6,156,924)		$6,115,707

ASSET-BACKED SECURITIES (0.6%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$127,835	$126,556
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 6.214%, 5/29/23	693,000	693,000
Total asset-backed securities (cost $820,834)		$819,556

22 Global Income Trust

SHORT-TERM INVESTMENTS (6.8%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.98% L	Shares	4,864,712	$4,864,712
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% P	Shares	911,000	911,000
U.S. Treasury Bills 4.792%, 5/11/23 #		$2,300,000	2,297,333
U.S. Treasury Bills 4.747%, 5/2/23 ∆		500,000	499,942
U.S. Treasury Bills 4.324%, 5/30/23 ∆		800,000	797,350
Total short-term investments (cost $9,369,918)			$9,370,337

TOTAL INVESTMENTS
Total investments (cost $236,606,997)	$223,640,727

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD /$	United States Dollar

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Global Income Trust 23

REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $137,359,923.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $736,893 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $761,738 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY ⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	74.1%	Switzerland	0.8%
Japan	5.0	Australia	0.6
France	2.6	Uruguay	0.6
Cayman Islands	2.2	Netherlands	0.6
United Kingdom	2.1	Belgium	0.5
Italy	2.0	Ireland	0.5
Spain	1.3	Other	5.0
Canada	1.2	Total	100.0%
Mexico	0.9
⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

24 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/23 (aggregate face value $75,098,441) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/19/23	$3,983	$4,067	$(84)
	Canadian Dollar	Sell	7/19/23	1,178,992	1,189,416	10,424
	Czech Koruna	Buy	6/21/23	96,433	92,668	3,765
	Japanese Yen	Buy	5/17/23	592,288	371,758	220,530
	Mexican Peso	Sell	7/19/23	346,047	343,642	(2,405)
	New Zealand Dollar	Sell	7/19/23	6,738	6,864	126
	Swedish Krona	Sell	6/21/23	2,297	2,247	(50)
Barclays Bank PLC
	British Pound	Buy	6/21/23	6,793	6,453	340
	Euro	Buy	6/21/23	44,641	43,111	1,530
	Swiss Franc	Sell	6/21/23	296,340	282,698	(13,642)
Citibank, N.A.
	Australian Dollar	Buy	7/19/23	332	339	(7)
	Canadian Dollar	Sell	7/19/23	2,292	2,313	21
	Danish Krone	Sell	6/21/23	136,162	131,855	(4,307)
	Euro	Buy	6/21/23	263,538	262,168	1,370
	Japanese Yen	Buy	5/17/23	1,647,364	1,742,152	(94,788)
	Japanese Yen	Sell	5/17/23	1,647,364	1,648,302	938
	Norwegian Krone	Sell	6/21/23	26,243	26,482	239
	Romanian Leu	Buy	6/21/23	76,994	73,957	3,037
Goldman Sachs International
	Chinese Yuan (Offshore)	Sell	5/17/23	113,921	126,709	12,788
	Indonesian Rupiah	Buy	5/17/23	444,321	435,265	9,056
	Japanese Yen	Buy	5/17/23	544,218	544,546	(328)
	Japanese Yen	Sell	5/17/23	544,218	575,590	31,372
	Norwegian Krone	Sell	6/21/23	3,659	3,738	79
	Polish Zloty	Sell	6/21/23	86,860	81,218	(5,642)
	South African Rand	Sell	7/19/23	17,369	17,733	364
	Swedish Krona	Sell	6/21/23	135,105	132,096	(3,009)
	Swiss Franc	Buy	6/21/23	229,736	219,153	10,583
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/19/23	87,035	88,829	(1,794)
	British Pound	Buy	6/21/23	881	846	35
	Canadian Dollar	Buy	7/19/23	247,715	250,620	(2,905)
	Chinese Yuan (Offshore)	Buy	5/17/23	5,576,325	5,748,562	(172,237)
	Danish Krone	Sell	6/21/23	61,807	59,853	(1,954)
	Euro	Sell	6/21/23	8,964,284	8,652,887	(311,397)
	Japanese Yen	Buy	5/17/23	923,932	1,030,869	(106,937)
	Norwegian Krone	Buy	6/21/23	2,267	2,293	(26)
	Polish Zloty	Sell	6/21/23	87,650	81,968	(5,682)
	Swedish Krona	Sell	6/21/23	54,922	53,790	(1,132)
	Swiss Franc	Buy	6/21/23	128,596	122,717	5,879

Global Income Trust 25

FORWARD CURRENCY CONTRACTS at 4/30/23 (aggregate face value $75,098,441) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/19/23	$64,330	$65,661	$(1,331)
	British Pound	Sell	6/21/23	1,561,232	1,487,788	(73,444)
	Canadian Dollar	Buy	7/19/23	13,971	14,096	(125)
	Euro	Buy	6/21/23	5,922,267	5,702,598	219,669
	Japanese Yen	Buy	5/17/23	2,644,557	2,646,108	(1,551)
	Japanese Yen	Sell	5/17/23	2,644,557	2,790,458	145,901
	Norwegian Krone	Sell	6/21/23	28,811	29,427	616
	Singapore Dollar	Buy	5/17/23	189,762	192,901	(3,139)
	South Korean Won	Buy	5/17/23	1,003,943	1,096,495	(92,552)
	Swiss Franc	Buy	6/21/23	4,952	4,723	229
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	7/19/23	130,917	133,624	(2,707)
	British Pound	Buy	6/21/23	1,242,444	1,181,709	60,735
	Canadian Dollar	Buy	7/19/23	121,677	122,749	(1,072)
	Euro	Buy	6/21/23	438,899	419,051	19,848
	Japanese Yen	Buy	5/17/23	5,600,345	5,885,780	(285,435)
	Japanese Yen	Sell	5/17/23	5,600,345	5,665,265	64,920
	Mexican Peso	Sell	7/19/23	69,547	69,054	(493)
	New Zealand Dollar	Sell	7/19/23	330,533	336,697	6,164
	Norwegian Krone	Sell	6/21/23	70,659	72,173	1,514
	Polish Zloty	Sell	6/21/23	59,232	56,008	(3,224)
	Swedish Krona	Buy	6/21/23	5,622	4,068	1,554
	Swiss Franc	Sell	6/21/23	13,951	13,392	(559)
NatWest Markets PLC
	British Pound	Buy	6/21/23	233,116	219,544	13,572
	Euro	Sell	6/21/23	2,607,759	2,525,204	(82,555)
	Japanese Yen	Buy	5/17/23	1,647,364	1,742,343	(94,979)
	Japanese Yen	Sell	5/17/23	1,647,363	1,648,311	948
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/19/23	706,835	721,202	14,367
	British Pound	Sell	6/21/23	107,814	104,875	(2,939)
	Canadian Dollar	Buy	7/19/23	69,266	69,870	(604)
	Chinese Yuan (Offshore)	Buy	5/17/23	1,139,910	1,188,814	(48,904)
	Euro	Buy	6/21/23	132,267	131,499	768
	Hong Kong Dollar	Buy	5/17/23	25,392	25,516	(124)
	Hungarian Forint	Buy	6/21/23	47,249	44,271	2,978
	Israeli Shekel	Buy	7/19/23	107,412	109,236	(1,824)
	Japanese Yen	Buy	5/17/23	1,708,355	1,789,831	(81,476)
	New Zealand Dollar	Sell	7/19/23	134,761	137,297	2,536
	Norwegian Krone	Sell	6/21/23	110,042	112,400	2,358
	Swedish Krona	Sell	6/21/23	201,679	197,241	(4,438)
	Swiss Franc	Buy	6/21/23	69,532	66,387	3,145

26 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/23 (aggregate face value $75,098,441) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Toronto-Dominion Bank
	Japanese Yen	Buy	5/17/23	$943,294	$997,655	$(54,361)
	Norwegian Krone	Sell	6/21/23	122,251	124,889	2,638
UBS AG
	Australian Dollar	Buy	7/19/23	2,788	2,846	(58)
	British Pound	Sell	6/21/23	729,162	694,147	(35,015)
	Canadian Dollar	Buy	7/19/23	8,797	8,875	(78)
	Chinese Yuan (Offshore)	Buy	5/17/23	100,613	103,702	(3,089)
	Chinese Yuan (Offshore)	Sell	5/17/23	100,613	100,664	51
	Euro	Buy	6/21/23	6,230,226	6,015,283	214,943
	Japanese Yen	Buy	5/17/23	1,683,046	1,780,302	(97,256)
	New Zealand Dollar	Sell	7/19/23	18,050	18,380	330
	Swedish Krona	Sell	6/21/23	232,201	227,021	(5,180)
WestPac Banking Corp.
	British Pound	Buy	6/21/23	13,587	12,933	654
	Euro	Buy	6/21/23	1,571,065	1,516,972	54,093
	Japanese Yen	Buy	5/17/23	86,186	86,238	(52)
	Japanese Yen	Sell	5/17/23	86,186	89,019	2,833
	New Zealand Dollar	Sell	7/19/23	35,422	36,075	653
Unrealized appreciation						1,150,493
Unrealized (depreciation)						(1,706,890)
Total						$(556,397)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	2	$186,117	$186,117	Jun-23	$6,858
Euro-Bobl 5 yr (Long)	9	1,169,920	1,169,921	Jun-23	28,543
Euro-Bund 10 yr (Long)	5	746,868	746,868	Jun-23	26,491
Euro-Buxl 30 yr (Long)	4	614,860	614,860	Jun-23	34,548
Euro-Schatz 2 yr (Short)	6	698,660	698,660	Jun-23	(6,623)
Japanese Government Bond 10 yr (Long)	4	4,362,729	4,362,729	Jun-23	94,958
Japanese Government Bond 10 yr (Short)	10	10,906,822	10,906,822	Jun-23	(237,116)
U.S. Treasury Bond 30 yr (Long)	16	2,106,500	2,106,500	Jun-23	91,589
U.S. Treasury Bond Ultra 30 yr (Long)	14	1,979,688	1,979,688	Jun-23	78,703
U.S. Treasury Note 2 yr (Short)	82	16,905,453	16,905,453	Jun-23	(150,036)
U.S. Treasury Note 5 yr (Long)	61	6,694,273	6,694,273	Jun-23	147,082
U.S. Treasury Note 10 yr (Long)	40	4,608,125	4,608,125	Jun-23	140,144
U.S. Treasury Note Ultra 10 yr (Long)	8	971,625	971,625	Jun-23	31,841
Unrealized appreciation					680,757
Unrealized (depreciation)					(393,775)
Total					$286,982

Global Income Trust 27

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	$20,479,800	$(235,518)	$390,345
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	20,479,800	(235,518)	(131,480)
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63	9,962,200	124,029	53,796
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63	9,962,200	124,029	(44,830)
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	5,748,900	418,232	46,739
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	5,748,900	418,232	38,575
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625	4,789,100	330,448	45,449
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625	4,789,100	330,448	1,533
(0.7988)/US SOFR/Apr-34 (Written)	Apr-24/0.7988	3,876,400	4,787	(4)
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095	3,812,100	252,361	46,698
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095	3,812,100	252,361	15,058
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	2,521,500	(131,118)	(10,263)
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	2,521,500	(128,597)	(21,231)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	2,505,700	(162,495)	20,346
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	2,505,700	(162,495)	(51,642)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	2,445,800	(123,513)	(7,386)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	2,445,800	(123,513)	(18,613)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,276,600	177,802	13,933
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,276,600	177,802	9,357
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	2,156,400	(318,716)	3,364
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	2,156,400	(318,716)	(74,137)
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	1,957,700	(125,195)	(9,358)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	1,957,700	(125,195)	(15,662)
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	1,938,200	(14,176)	1,163
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	1,742,600	(258,776)	15,927
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	1,742,600	(258,776)	(73,032)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	1,573,300	(241,305)	203,412
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	1,573,300	(241,305)	(146,443)
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	1,070,200	(23,247)	214
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	1,070,200	(345,631)	(7,545)
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03	1,008,600	38,327	(948)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03	1,008,600	38,327	(3,560)
(1.0035)/US SOFR/Mar-34 (Written)	Mar-24/1.0035	969,100	1,468	58
2.0035/US SOFR/Mar-34 (Purchased)	Mar-24/2.0035	678,400	(5,269)	366
0.6385/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385	564,100	(5,515)	355
(0.6385)/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385	564,100	(130,720)	(2,555)
0.5644/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644	287,300	(2,629)	175
(0.5644)/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644	287,300	(68,216)	(1,301)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	3,823,600	(311,050)	229
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	3,823,600	(311,050)	(15,600)

28 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A.
(3.166)/US SOFR/Jul-28 (Purchased)	Jul-23/3.166		$14,178,000	$(176,693)	$2,552
3.166/US SOFR/Jul-28 (Purchased)	Jul-23/3.166		14,178,000	(176,693)	(17,155)
2.703/US SOFR/Jul-33 (Purchased)	Jul-23/2.703		9,805,200	(109,299)	(59,616)
2.643/US SOFR/Jul-33 (Purchased)	Jul-23/2.643		9,805,200	(109,299)	(68,244)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		3,465,600	(41,934)	(17,917)
(2.25)/US SOFR/Jan-34 (Written)	Jan-24/2.25		3,431,800	44,700	12,149
(1.887)/US SOFR/Jan-35 (Written)	Jan-25/1.887		3,431,800	58,975	11,325
(2.311)/US SOFR/Jan-34 (Written)	Jan-24/2.311		3,431,800	44,700	8,717
(1.947)/US SOFR/Jan-35 (Written)	Jan-25/1.947		3,431,800	58,975	7,790
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	162,765
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	(97,814)
(3.20)/US SOFR/Jul-33 (Purchased)	Jul-23/3.20		1,587,600	(25,163)	(1,445)
3.58/US SOFR/Jul-33 (Written)	Jul-23/3.58		1,587,600	9,049	524
3.39/US SOFR/Jul-33 (Written)	Jul-23/3.39		1,587,600	15,082	524
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		933,600	(77,956)	(2,763)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		933,600	(218,238)	(2,847)
2.14/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		577,800	(22,419)	(422)
(2.14)/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		577,800	(74,559)	(1,427)
2.403/US SOFR/Nov-49 (Purchased)	Nov-24/2.403		377,000	(15,269)	(309)
(2.403)/US SOFR/Nov-49 (Purchased)	Nov-24/2.403		377,000	(50,231)	(1,188)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	43,551,100	139,730	131,010
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	21,775,600	(137,362)	(129,331)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	4,191,800	(91,707)	36,536
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	4,191,800	(91,707)	(27,945)
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		$8,012,600	370,983	35,015
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		8,012,600	370,983	481
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		1,043,900	72,708	4,760
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		1,043,900	72,708	(2,892)
2.818/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	5,984,400	57,784	(396)
(2.818)/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	5,984,400	57,784	(3,759)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		$5,415,500	(698,600)	161,003
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		5,415,500	(698,600)	(196,853)
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		371,900	(21,886)	1,759
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		371,900	(52,438)	(2,685)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	4,670

Global Income Trust 29

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	$(56,149)	$(329)
3.18/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	216,300	(6,092)	1,471
(3.18)/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	216,300	(6,092)	(3,001)
JPMorgan Chase Bank N.A.
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		$4,312,800	(363,353)	302
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		4,312,800	(363,353)	(37,263)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		3,884,900	82,894	65,771
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		3,884,900	82,894	(155,746)
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115		2,919,300	246,389	14,275
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115		2,919,300	246,389	8,086
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,442,700	206,897	74,454
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,442,700	206,897	(59,700)
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		1,174,900	(75,840)	1,034
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		1,174,900	(75,840)	(18,211)
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		1,000,500	79,290	4,042
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		1,000,500	79,290	3,912
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		939,200	78,893	5,044
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		939,200	78,893	1,728
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	24,375
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	(43,027)
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	2,140,600	(111,675)	(4,717)
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	2,140,600	(111,675)	(8,060)
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	2,061,000	(73,867)	(1,909)
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	2,061,000	(73,867)	(3,028)
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	1,476,500	(36,850)	2,540
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	1,476,500	(36,850)	(4,924)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	110,916
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(57,813)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	22,605
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(7,619)

30 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	$(5,110)	$14,648
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(4,477)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	19,537
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,424)
Morgan Stanley & Co. International PLC
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		$413,900	(52,462)	11,403
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		413,900	(52,462)	(19,143)
2.22/US SOFR/Nov-49 (Purchased)	Nov-24/2.22		377,000	(9,237)	2,115
(2.22)/US SOFR/Nov-49 (Purchased)	Nov-24/2.22		377,000	(62,884)	(4,852)
Toronto-Dominion Bank
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		94,500	(3,147)	267
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		94,500	(12,530)	(437)
UBS AG
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	13,940
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	(16,392)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	33,230
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(18,494)
(2.60)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	3,814,900	133,852	29,089
(2.65)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	3,814,900	134,338	24,886
(2.675)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	3,814,900	133,852	22,700
2.675/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	3,814,900	133,852	42
2.65/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	3,814,900	134,338	(2,354)
2.60/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	3,814,900	133,852	(7,230)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	345,114
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	(105,323)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,628,600	(225,795)	162,910
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,628,600	(225,795)	(122,407)

Global Income Trust 31

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
UBS AG cont.
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	$(121,280)	$164,120
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	(69,662)
Unrealized appreciation					2,673,228
Unrealized (depreciation)					(2,053,140)
Total					$620,088

TBA SALE COMMITMENTS OUTSTANDING at 4/30/23 (proceeds receivable $30,047,129) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	$20,000,000	5/11/23	$19,885,938
Uniform Mortgage-Backed Securities, 4.50%, 5/1/53	5,000,000	5/11/23	4,885,543
Uniform Mortgage-Backed Securities, 3.00%, 5/1/53	5,000,000	5/11/23	4,493,166
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	1,000,000	5/11/23	831,195
Total			$30,095,842

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$1,059,500	$163,036	$44,379	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(124,896)
670,000	18,827	(54)	12/23/23	US SOFR — Annually	0.695% — Annually	(28,172)
10,276,000	840,166	883	12/23/26	1.085% — Annually	US SOFR — Annually	969,196
3,190,000	448,929	385	12/23/31	1.285% — Annually	US SOFR — Annually	486,809
1,262,000	372,833	(2,247)	12/23/51	US SOFR — Annually	1.437% — Annually	(389,226)
8,457,000	237,473	(861)	12/24/23	0.697% — Annually	US SOFR — Annually	349,521
5,228,000	425,664	333	12/24/26	US SOFR — Annually	1.096% — Annually	(487,945)
1,358,000	191,152	(606)	12/24/31	1.285% — Annually	US SOFR — Annually	205,926
4,264,000	1,261,334	(2,304)	12/24/51	1.435% — Annually	US SOFR — Annually	1,305,119
252,000	70,250	(41)	12/31/51	US SOFR — Annually	1.525% — Annually	(72,897)
1,711,000	137,479	(227)	12/31/26	US SOFR — Annually	1.135% — Annually	(157,661)
1,865,000	253,174	7,256	12/31/31	US SOFR — Annually	1.355% — Annually	(266,278)

32 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$446,900	$29,750 E	$(10)	1/15/47	1.724% — Annually	US SOFR — Annually	$29,740
769,000	192,104	(26)	1/21/52	1.679% — Annually	US SOFR — Annually	198,251
1,051,000	273,081	(36)	1/19/52	US SOFR — Annually	1.626% — Annually	(282,028)
300,000	76,353	(10)	2/1/52	1.6545% — Annually	US SOFR — Annually	78,569
2,024,000	436,415	(69)	2/24/52	US SOFR — Annually	1.86% — Annually	(447,031)
1,338,000	312,022	(46)	2/29/52	1.7674% — Annually	US SOFR — Annually	318,756
1,801,000	193,842	(24)	2/29/32	US SOFR — Annually	1.75% — Annually	(203,046)
5,321,000	337,298	(43)	2/28/27	1.675% — Annually	US SOFR — Annually	365,069
12,331,000	347,981	(47)	2/29/24	US SOFR — Annually	1.47709% — Annually	(416,681)
245,600	27,797	(3)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(28,949)
1,901,000	42,031	(7)	4/7/24	2.45% — Annually	US SOFR — Annually	45,021
558,000	19,859	(5)	4/7/27	US SOFR — Annually	2.465% — Annually	(20,738)
2,074,000	132,487	(28)	4/7/23	2.3305% — Annually	US SOFR — Annually	135,895
1,751,000	297,530	(60)	4/7/52	US SOFR — Annually	2.1005% — Annually	(300,758)
442,000	22,569	(6)	4/14/32	2.4975% — Annually	US SOFR — Annually	23,044
1,966,000	244,492	(67)	4/14/52	US SOFR — Annually	2.3395% — Annually	(246,848)
1,816,000	63,506	(15)	4/14/27	2.483% — Annually	US SOFR — Annually	65,482
4,526,000	103,329	(17)	4/14/24	2.405% — Annually	US SOFR — Annually	108,441
4,420,200	121,865	(42)	5/2/27	US SOFR — Annually	2.685% — Annually	(141,482)
2,960,500	66,818	(11)	5/25/24	2.5945% — Annually	US SOFR — Annually	86,165
81,000	7,567	(3)	5/25/52	US SOFR — Annually	2.501% — Annually	(8,033)
722,100	47,673 E	(25)	5/28/57	2.40% — Annually	US SOFR — Annually	47,648
1,905,000	59,855	(25)	6/7/32	2.7565% — Annually	US SOFR — Annually	66,480

Global Income Trust 33

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$802,700	$147,568	$(100,750)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	$44,712
11,780,500	177,768	(44)	6/15/24	US SOFR — Annually	3.3385% — Annually	(189,283)
7,874,500	68,351	(64)	6/15/27	3.185% — Annually	US SOFR — Annually	86,699
918,800	6,404	(13)	9/8/32	US SOFR — Annually	3.07% — Annually	(11,863)
4,255,600	110,560	(60)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	127,656
803,000	63,325	(27)	7/8/52	US SOFR — Annually	2.5765% — Annually	(69,270)
4,033,000	234,156	(53)	8/2/32	US SOFR — Annually	2.4275% — Annually	(273,347)
178,500	6,198 E	(3)	4/1/42	US SOFR — Annually	2.63% — Annually	(6,201)
660,100	29,414 E	(10)	3/24/35	US SOFR — Annually	2.39% — Annually	(29,424)
851,800	62,948	(25)	8/10/42	2.645% — Annually	US SOFR — Annually	70,273
1,443,800	114,999	(3,219)	8/10/42	US SOFR — Annually	2.605% — Annually	(130,378)
592,100	48,309	(17)	8/10/42	2.5915% — Annually	US SOFR — Annually	53,513
7,294,000	180,891 E	(69)	2/6/29	2.40% — Annually	US SOFR — Annually	180,823
4,794,000	208,299	(63)	8/16/32	US SOFR — Annually	2.613% — Annually	(250,123)
662,500	15,728 E	(15)	1/15/47	2.49% — Annually	US SOFR — Annually	15,713
113,000	2,853	(1)	8/25/32	US SOFR — Annually	2.8415% — Annually	(3,668)
1,070,000	13,493 E	(16)	2/21/35	2.785% — Annually	US SOFR — Annually	13,477
1,761,700	25,668	(7)	9/6/24	US SOFR — Annually	3.413% — Annually	(32,121)
3,297,600	3,726 E	(18)	1/15/27	US SOFR — Annually	2.73% — Annually	(3,745)
1,670,900	15,289	(22)	9/13/32	3.043% — Annually	US SOFR — Annually	25,484
635,800	4,953 E	(12)	1/15/41	3.0500% — Annually	US SOFR — Annually	4,940
337,300	4,085 E	(7)	1/15/42	2.9825% — Annually	US SOFR — Annually	4,078
1,205,000	18,437	(41)	9/26/52	2.905% — Annually	US SOFR — Annually	26,990

34 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$6,264,000	$22,300	$(59)	9/26/27	US SOFR — Annually	3.465% — Annually	$(1,294)
422,000	2,832	(6)	9/19/32	3.24% — Annually	US SOFR — Annually	(700)
720,000	9,914	(10)	9/23/32	3.3275% — Annually	US SOFR — Annually	(6,544)
1,196,000	18,263	(10)	10/4/27	3.75% — Annually	US SOFR — Annually	(15,648)
5,692,000	142,471	(75)	10/5/32	US SOFR — Annually	3.466% — Annually	119,971
192,000	1,448 E	(3)	10/21/36	US SOFR — Annually	3.116% — Annually	1,445
2,030,000	27,202 E	(29)	8/23/33	US SOFR — Annually	3.237% — Annually	27,173
1,952,000	25,103 E	(28)	9/1/33	US SOFR — Annually	3.225% — Annually	25,075
242,000	3,773	(3)	11/14/32	3.347% — Annually	US SOFR — Annually	(2,654)
779,000	7,587	(26)	2/3/53	2.9275% — Annually	US SOFR — Annually	10,356
1,411,000	5,418	(5)	10/7/24	US SOFR — Annually	4.1845% — Annually	(5,453)
4,284,000	119,224	(57)	10/7/32	3.5005% — Annually	US SOFR — Annually	(104,646)
2,822,000	10,611	646	10/7/24	4.19% — Annually	US SOFR — Annually	11,226
8,096,000	117,554	(1,914)	10/7/27	US SOFR — Annually	3.73% — Annually	94,416
25,213,000	700,669	(9,912)	10/7/32	3.50% — Annually	US SOFR — Annually	(611,303)
8,568,000	245,045	(8,205)	10/7/32	US SOFR — Annually	3.51% — Annually	203,593
7,869,000	100,094	5,270	10/7/52	US SOFR — Annually	3.05% — Annually	54,116
4,790,000	27,926 E	(33)	4/8/28	3.44% — Annually	US SOFR — Annually	(27,959)
13,125,000	55,519 E	(49)	1/31/25	US SOFR — Annually	4.035% — Annually	55,470
81,000	2,176 E	(3)	1/16/55	2.97% — Annually	US SOFR — Annually	(2,179)
9,901,000	70,000 E	(55)	1/16/26	US SOFR — Annually	3.605% — Annually	69,945
1,928,000	31,966 E	(38)	4/17/41	US SOFR — Annually	3.417% — Annually	31,929
1,344,000	70,950	(46)	10/20/52	US SOFR — Annually	3.2571% — Annually	64,255
758,800	39,890 E	(26)	10/9/54	3.115% — Annually	US SOFR — Annually	(39,916)

Global Income Trust 35

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$3,085,700	$141,325 E	$(44)	10/10/33	US SOFR — Annually	3.594% — Annually	$141,282
228,000	15,570	(8)	10/20/52	US SOFR — Annually	3.3375% — Annually	14,533
345,600	19,896 E	(12)	1/24/55	3.135% — Annually	US SOFR — Annually	(19,908)
1,871,800	55,518	(18)	4/13/28	3.965% — Annually	US SOFR — Annually	(55,999)
619,100	30,491 E	(9)	4/4/35	3.5575% — Annually	US SOFR — Annually	(30,500)
1,238,100	37,601 E	(14)	5/8/30	US SOFR — Annually	3.52% — Annually	37,587
1,695,000	13,543 E	(15)	4/4/32	3.515% — Annually	US SOFR — Annually	(13,558)
9,316,300	533,731 E	(131)	11/24/33	US SOFR — Annually	3.708% — Annually	533,599
581,800	33,262 E	(8)	6/6/34	US SOFR — Annually	3.645% — Annually	33,253
44,400	2,196 E	(1)	2/19/36	US SOFR — Annually	3.6145% — Annually	2,196
32,900	1,621 E	(1)	3/3/36	US SOFR — Annually	3.614% — Annually	1,620
2,486,700	20,888 E	(9)	6/26/25	US SOFR — Annually	4.31% — Annually	20,879
973,000	100,345	(33)	10/27/32	3.5176% — Annually	US SOFR — Annually	(96,843)
2,297,700	144,456 E	(32)	12/4/33	US SOFR — Annually	3.77% — Annually	144,424
922,000	27,761 E	(10)	3/24/32	US SOFR — Annually	3.64% — Annually	27,751
422,600	20,530 E	(6)	6/28/37	US SOFR — Annually	3.70% — Annually	20,524
96,100	3,908 E	(2)	6/20/40	US SOFR — Annually	3.75% — Annually	3,907
10,658,000	60,218	(40)	11/9/24	US SOFR — Annually	4.7655% — Annually	86,055
4,645,000	274,752	(61)	11/14/32	3.88% — Annually	US SOFR — Annually	(264,817)
582,700	15,325	(8)	11/25/32	3.477% — Annually	US SOFR — Annually	(13,179)
11,786,000	3,536	(44)	12/5/24	4.3515% — Annually	US SOFR — Annually	(876)
464,700	23,686 E	(16)	12/10/57	2.47% — Annually	US SOFR — Annually	23,670
539,100	19,327 E	(18)	12/13/57	2.558% — Annually	US SOFR — Annually	19,308
296,000	12,201	(10)	12/29/52	US SOFR — Annually	3.1925% — Annually	10,794

36 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$846,000	$7,868	$(7)	1/6/28	3.5615% — Annually	US SOFR — Annually	$(5,098)
2,246,000	14,509	(76)	1/18/53	US SOFR — Annually	2.9451% — Annually	(25,317)
2,871,000	4,737	(38)	1/19/33	US SOFR — Annually	3.175% — Annually	(7,032)
4,086,000	4,045	(54)	1/24/33	3.167% — Annually	US SOFR — Annually	12,017
2,395,000	8,047	(32)	1/30/33	3.19529% — Annually	US SOFR — Annually	721
200,000	3,354	(3)	2/10/33	US SOFR — Annually	3.3555% — Annually	2,761
1,402,000	31,531	(19)	2/15/33	US SOFR — Annually	3.4235% — Annually	27,816
3,100,000	71,889	(25)	2/21/28	3.855% — Annually	US SOFR — Annually	(66,908)
1,400,000	46,200	(18)	2/21/33	US SOFR — Annually	3.5485% — Annually	43,098
695,000	18,133	(6)	2/24/28	3.9195% — Annually	US SOFR — Annually	(17,141)
518,000	20,601	(7)	2/24/33	US SOFR — Annually	3.629% — Annually	19,575
959,000	38,302	(13)	2/24/33	US SOFR — Annually	3.631% — Annually	36,406
1,234,000	39,328	(10)	2/28/28	4.0475% — Annually	US SOFR — Annually	(37,930)
450,000	20,543	(6)	2/28/33	US SOFR — Annually	3.6985% — Annually	19,753
3,914,000	197,226	(133)	3/7/53	3.235% — Annually	US SOFR — Annually	(189,939)
1,409,000	12,160 E	(10)	6/24/28	3.254% — Annually	US SOFR — Annually	(12,169)
345,000	15,104	(5)	3/2/33	3.676% — Annually	US SOFR — Annually	(14,512)
948,000	28,231	(8)	3/2/28	US SOFR — Annually	3.998% — Annually	27,093
1,128,000	29,193 E	(17)	2/4/36	3.3105% — Annually	US SOFR — Annually	(29,210)
897,000	13,285 E	(10)	12/16/31	3.245% — Annually	US SOFR — Annually	(13,295)
65,000	4,778	(2)	3/6/53	3.354% — Annually	US SOFR — Annually	(4,642)
620,000	34,063	(8)	3/6/33	US SOFR — Annually	3.808% — Annually	33,172
707,000	25,459	(6)	3/6/28	4.1355% — Annually	US SOFR — Annually	(24,818)
340,000	11,842	(3)	3/7/28	US SOFR — Annually	4.108% — Annually	11,519

Global Income Trust 37

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$491,000	$24,069	$(6)	3/7/33	3.7375% — Annually	US SOFR — Annually	$(23,334)
82,000	4,315	(3)	3/7/53	US SOFR — Annually	3.2465% — Annually	4,127
93,000	4,045	(1)	3/8/33	3.6715% — Annually	US SOFR — Annually	(3,898)
245,000	10,248	(3)	3/10/33	3.6515% — Annually	US SOFR — Annually	(9,868)
798,000	34,913 E	(2,706)	6/21/33	US SOFR — Annually	3.635% — Annually	32,206
370,000	15,240 E	(5)	8/9/33	3.575% — Annually	US SOFR — Annually	(15,246)
261,500	740 E	(3)	2/9/38	3.31% — Annually	US SOFR — Annually	(743)
124,800	1,777 E	(2)	2/9/38	3.275% — Annually	US SOFR — Annually	(1,779)
1,727,600	72,715 E	(24)	5/11/33	3.64% — Annually	US SOFR — Annually	(72,739)
4,372,600	141,454 E	(41)	5/11/28	US SOFR — Annually	3.997% — Annually	141,413
2,087,000	36,982	(17)	3/14/28	US SOFR — Annually	3.7185% — Annually	34,103
126,000	2,933	(2)	3/14/33	3.4305% — Annually	US SOFR — Annually	(2,714)
48,000	272	(2)	3/14/53	3.0045% — Annually	US SOFR — Annually	(162)
536,000	3,618	(7)	3/15/33	3.234% — Annually	US SOFR — Annually	(2,564)
4,476,000	47,848	(59)	3/15/33	3.28091% — Annually	US SOFR — Annually	(39,319)
1,517,000	5,704	(12)	3/17/28	US SOFR — Annually	3.404% — Annually	3,125
150,000	168	(5)	3/17/53	2.9695% — Annually	US SOFR — Annually	498
255,000	1,035	(3)	3/20/33	3.2019% — Annually	US SOFR — Annually	(571)
331,000	1,582	(4)	3/20/33	US SOFR — Annually	3.2105% — Annually	975
44,140,000	267,930 E	253,369	6/21/25	4.20% — Annually	US SOFR — Annually	(14,560)
934,000	24,153 E	19,854	6/21/28	3.80% — Annually	US SOFR — Annually	(4,300)
33,519,000	799,093 E	499,834	6/21/33	3.40% — Annually	US SOFR — Annually	(299,259)
7,159,000	213,553 E	285,977	6/21/53	US SOFR — Annually	2.80% — Annually	72,424
354,500	422	(3)	3/21/28	US SOFR — Annually	3.2915% — Annually	(1,025)

38 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$217,000	$2,211	$(7)	3/22/53	US SOFR — Annually	2.9225% — Annually	$(2,667)
394,000	1,123	(5)	3/22/33	3.1875% — Annually	US SOFR — Annually	(430)
691,000	159	(6)	3/22/28	US SOFR — Annually	3.323% — Annually	(966)
1,399,000	13,710	(11)	3/23/28	3.5365% — Annually	US SOFR — Annually	(11,829)
1,268,000	12,452	(10)	3/23/28	3.537% — Annually	US SOFR — Annually	(10,747)
56,000	78	(2)	3/24/53	US SOFR — Annually	2.982% — Annually	(31)
67,000	9	(2)	3/24/53	2.9755% — Annually	US SOFR — Annually	117
345,000	4,185	(5)	3/24/33	US SOFR — Annually	3.2975% — Annually	3,636
1,375,000	14	(11)	3/24/28	US SOFR — Annually	3.317% — Annually	(2,164)
977,000	1,632	(13)	3/24/33	3.17535% — Annually	US SOFR — Annually	24
1,585,000	824	(13)	3/27/28	US SOFR — Annually	3.3045% — Annually	(3,145)
1,585,000	4,169	(13)	3/27/28	US SOFR — Annually	3.2575% — Annually	(6,562)
1,585,000	1,110	(13)	3/27/28	3.3005% — Annually	US SOFR — Annually	3,411
273,000	3,224	(2)	3/28/28	US SOFR — Annually	3.0525% — Annually	(3,683)
230,000	2,962	(3)	3/28/33	3.001% — Annually	US SOFR — Annually	3,355
1,977,900	13,885 E	(28)	6/13/33	3.041% — Annually	US SOFR — Annually	13,857
5,187,000	36,776 E	(49)	6/13/28	3.086% — Annually	US SOFR — Annually	36,727
1,774,000	13,411	(23)	4/4/33	US SOFR — Annually	3.064% — Annually	(15,053)
145,100	16 E	(3)	3/27/40	US SOFR — Annually	3.1525% — Annually	13
484,000	1,036	(4)	3/29/28	3.363% — Annually	US SOFR — Annually	(391)
534,000	2,099	(7)	3/29/33	US SOFR — Annually	3.20% — Annually	1,297
237,000	1,652	(3)	3/30/33	US SOFR — Annually	3.236% — Annually	1,315
5,751,000	2,243	(22)	3/31/25	4.081% — Annually	US SOFR — Annually	5,905
1,703,000	14,952	(58)	3/31/53	US SOFR — Annually	3.0195% — Annually	12,247

Global Income Trust 39

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$512,400	$6,108 E	$(7)	3/13/34	US SOFR — Annually	3.118% — Annually	$6,101
3,588,000	789	(13)	3/31/25	US SOFR — Annually	4.0905% — Annually	(3,072)
1,402,000	13,698	(19)	3/31/33	US SOFR — Annually	3.269% — Annually	11,801
2,265,000	15,176	(30)	4/4/33	US SOFR — Annually	3.2325% — Annually	12,451
3,955,000	1,305	(15)	4/4/25	US SOFR — Annually	4.113% — Annually	(799)
1,525,000	7,122	(20)	4/4/33	US SOFR — Annually	3.2085% — Annually	5,262
365,000	916	(5)	4/4/33	3.1830% — Annually	US SOFR — Annually	(474)
240,000	799	(3)	4/5/33	3.114% — Annually	US SOFR — Annually	1,091
2,800,000	3,640	(11)	4/5/25	US SOFR — Annually	4.02% — Annually	(5,255)
1,491,000	2,624	(20)	4/5/33	US SOFR — Annually	3.1325% — Annually	(4,454)
216,000	1,862	(3)	4/6/33	3.0515% — Annually	US SOFR — Annually	2,124
647,000	5,933	(9)	4/6/33	3.45% — Annually	US SOFR — Annually	6,720
1,281,000	11,836 E	(18)	9/13/33	US SOFR — Annually	2.955% — Annually	(11,855)
3,109,000	20,271	(25)	4/6/28	3.168% — Annually	US SOFR — Annually	23,805
2,392,000	22,078	(19)	4/7/28	3.1075% — Annually	US SOFR — Annually	24,780
272,000	3,381	(4)	4/7/33	3.0065% — Annually	US SOFR — Annually	3,705
220,000	1,111	(3)	4/11/33	US SOFR — Annually	3.0935% — Annually	(1,323)
4,779,000	3,106	(18)	4/13/25	US SOFR — Annually	4.043% — Annually	(4,952)
907,000	6,286	(31)	4/14/53	US SOFR — Annually	2.938% — Annually	(7,116)
2,051,000	8,101	(27)	4/17/33	3.1065% — Annually	US SOFR — Annually	9,428
1,079,000	6,409	(14)	4/17/33	US SOFR — Annually	3.083% — Annually	(7,146)
594,000	1,592 E	(8)	8/9/33	US SOFR — Annually	3.055% — Annually	(1,600)
1,012,700	1,357	(10)	4/19/28	3.278% — Annually	US SOFR — Annually	1,862
621,000	6,856	(8)	4/20/33	US SOFR — Annually	3.283% — Annually	6,559

40 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$1,369,000	$15,470	$(18)	4/20/33	US SOFR — Annually	3.286% — Annually	$14,817
	4,039,000	15,429	(15)	4/21/25	US SOFR — Annually	4.2675% — Annually	14,814
	1,810,000	27,078	(24)	4/21/33	US SOFR — Annually	3.329% — Annually	26,313
AUD	9,400	1,098 E	—	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,098
AUD	32,200	4,141 E	—	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,140
AUD	12,000	1,587 E	—	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,587
AUD	20,900	2,539 E	—	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,539
AUD	76,000	10,141 E	(1)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	10,140
AUD	5,000	1,068 E	—	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,068
AUD	200,000	16,777	(2)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(16,951)
AUD	904,300	119,310	157,344	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	35,029
AUD	978,000	5,895 E	(575)	6/21/25	3.94% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(6,470)
AUD	1,719,000	39,151 E	(133)	6/21/33	6 month AUD-BBR-BBSW — Semiannually	4.22% — Semiannually	39,019
AUD	680,000	8,090 E	(4,745)	6/21/28	6 month AUD-BBR-BBSW — Semiannually	3.901% — Semiannually	3,345
AUD	870,000	14,052 E	(6,068)	6/21/33	6 month AUD-BBR-BBSW — Semiannually	4.101% — Semiannually	7,985
CAD	1,160,000	24,632 E	5,009	6/21/33	3.62% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(19,623)
CAD	620,000	1,222 E	(2,574)	6/21/28	3 month CAD-BA-CDOR — Semiannually	3.351% — Semiannually	(1,352)

Global Income Trust 41

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
CAD	730,000	$5,437 E	$(8,247)	6/21/33	3 month CAD-BA-CDOR — Semiannually	3.401% — Semiannually	$(2,810)
CAD	590,000	11,453 E	(10,452)	6/21/53	3 month CAD-BA-CDOR — Semiannually	3.451% — Semiannually	1,001
CAD	940,000	513 E	(3,434)	6/21/25	3 month CAD-BA-CDOR — Semiannually	4.14% — Semiannually	(2,921)
CNY	103,492,000	69,311 E	—	6/21/28	China Fixing Repo Rates 7 day — Quarterly	2.86% — Quarterly	69,311
EUR	60,400	9,596 E	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	9,594
EUR	82,300	22,386	(3)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(22,699)
EUR	91,000	26,460	(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	26,754
EUR	91,800	27,747	(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	28,051
EUR	260,300	83,773	(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	84,353
EUR	420,000	78,315 E	(16)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(78,331)
EUR	283,000	94,674	(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	95,911
EUR	87,500	27,509 E	(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	27,505
EUR	79,600	29,053	(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	29,426
EUR	211,200	81,611	(8)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	82,643
EUR	258,600	111,940 E	(10)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	111,930
EUR	107,000	53,374 E	(4)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(53,378)
EUR	312,300	157,202	(12)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	159,111

42 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	585,500	$250,975	$(22)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	$(254,147)
EUR	115,200	60,172 E	(4)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	60,167
EUR	81,200	48,774 E	(3)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	48,771
EUR	302,300	62,947 E	(6)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(62,953)
EUR	55,900	11,412 E	(1)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	11,411
EUR	133,400	27,729 E	(3)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	27,726
EUR	52,200	10,757 E	(1)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	10,755
EUR	238,200	107,824	(10)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(109,257)
EUR	51,000	11,306	(1)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	11,757
EUR	377,200	87,304	(6)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	90,483
EUR	146,400	71,958	(6)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(72,337)
EUR	446,000	90,598	(7)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(92,658)
EUR	2,262,200	11,242 E	(36)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	11,206
EUR	1,286,300	43,046	(19)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	27,249
EUR	3,113,800	111,270 E	(12)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	111,259
EUR	2,251,000	478,638	(78)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(466,256)

Global Income Trust 43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	475,600	$25,752 E	$(5)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	$25,747
EUR	4,691,000	353,922	(45)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(336,728)
EUR	55,700	5,985 E	(2)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	5,983
EUR	82,000	7,736 E	(3)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	7,733
EUR	10,846,000	130,388	(40)	10/10/24	2.7975% — Annually	6 month EUR-EURIBOR — Semiannually	(26,399)
EUR	217,500	6,715 E	(3)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	6,712
EUR	55,700	732 E	(1)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	731
EUR	2,766,100	25,390 E	(19)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	25,371
EUR	116,500	1,189 E	(2)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	1,186
EUR	1,138,000	8,389	(10)	2/24/28	3.206% — Annually	6 month EUR-EURIBOR — Semiannually	(8,460)
EUR	776,000	7,756	(11)	2/24/33	6 month EUR-EURIBOR — Semiannually	3.095% — Annually	7,614
EUR	527,000	5,319	(7)	2/24/33	3.096% — Annually	6 month EUR-EURIBOR — Semiannually	(5,239)
EUR	1,492,000	26,716	(13)	3/2/28	3.4215% — Annually	6 month EUR-EURIBOR — Semiannually	(27,057)
EUR	909,000	24,410	(13)	3/2/33	6 month EUR-EURIBOR — Semiannually	3.2755% — Annually	24,362
EUR	96,000	3,350	(3)	3/2/53	2.7465% — Annually	6 month EUR-EURIBOR — Semiannually	(3,260)
EUR	915,000	15,325	(8)	3/2/28	3.398% — Annually	6 month EUR-EURIBOR — Semiannually	(15,496)
EUR	162,000	2,754	(2)	3/10/33	3.176% — Annually	6 month EUR-EURIBOR — Semiannually	(2,680)

44 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	980,000	$20,993 E	$8,059	6/21/33	3.22% — Annually	6 month EUR-EURIBOR — Semiannually	$(12,934)
EUR	1,218,000	11,247 E	(1,190)	6/21/25	3.875% — Annually	6 month EUR-EURIBOR — Semiannually	(12,437)
EUR	3,484,300	60,623	(35)	4/13/28	6 month EUR-EURIBOR — Semiannually	3.395% — Annually	60,696
EUR	573,100	11,702	(9)	4/13/33	3.203% — Annually	6 month EUR-EURIBOR — Semiannually	(11,667)
EUR	1,419,000	10,398	(12)	3/14/28	6 month EUR-EURIBOR — Semiannually	3.214% — Annually	9,739
EUR	564,000	3,101	(8)	3/14/33	3.0525% — Annually	6 month EUR-EURIBOR — Semiannually	(2,723)
EUR	40,000	285	(1)	3/14/53	2.5595% — Annually	6 month EUR-EURIBOR — Semiannually	339
EUR	955,000	21	(8)	3/17/28	6 month EUR-EURIBOR — Semiannually	3.075% — Annually	(72)
EUR	784,000	4,760	(7)	3/22/28	6 month EUR-EURIBOR — Semiannually	2.909% — Annually	(4,975)
EUR	694,000	222	(6)	3/23/28	3.021% — Annually	6 month EUR-EURIBOR — Semiannually	340
EUR	5,560,000	36,882 E	(52,777)	6/21/25	6 month EUR-EURIBOR — Semiannually	3.751% — Annually	(15,895)
EUR	2,640,000	26,588 E	(29,544)	6/21/28	6 month EUR-EURIBOR — Semiannually	3.251% — Annually	(2,956)
EUR	3,860,000	21,139 E	(35,091)	6/21/33	6 month EUR-EURIBOR — Semiannually	3.051% — Annually	(13,952)
EUR	450,000	2,088 E	(22,870)	6/21/53	6 month EUR-EURIBOR — Semiannually	2.601% — Annually	(20,782)
EUR	573,000	2,822	(5)	3/24/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	(2,818)
EUR	166,000	622	(2)	3/24/33	6 month EUR-EURIBOR — Semiannually	3.0215% — Annually	595
EUR	268,000	24	(2)	3/27/28	6 month EUR-EURIBOR — Semiannually	3.045% — Annually	(99)

Global Income Trust 45

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	1,800,000	$19,834	$(16)	3/28/28	6 month EUR-EURIBOR — Semiannually	2.8235% — Annually	$(20,872)
EUR	197,000	11,859	(7)	3/28/53	2.3165% — Annually	6 month EUR-EURIBOR — Semiannually	12,063
EUR	1,007,900	13,705 E	(15)	6/13/33	2.85% — Annually	6 month EUR-EURIBOR — Semiannually	13,689
EUR	3,695,600	34,166 E	(37)	6/13/28	2.87% — Annually	6 month EUR-EURIBOR — Semiannually	34,128
EUR	465,000	1,163	(4)	3/29/28	2.989% — Annually	6 month EUR-EURIBOR — Semiannually	1,337
EUR	273,000	1,309	(4)	3/29/33	6 month EUR-EURIBOR — Semiannually	2.9295% — Annually	(1,433)
EUR	93,000	2,600	(3)	3/29/53	6 month EUR-EURIBOR — Semiannually	2.459% — Annually	(2,687)
EUR	758,000	92	(11)	3/31/33	6 month EUR-EURIBOR — Semiannually	2.9825% — Annually	(376)
EUR	254,000	1,013	(4)	4/3/33	6 month EUR-EURIBOR — Semiannually	3.0285% — Annually	953
EUR	81,000	806	(3)	4/3/53	6 month EUR-EURIBOR — Semiannually	2.542% — Annually	(861)
EUR	106,000	3,374	(4)	4/5/53	2.444% — Annually	6 month EUR-EURIBOR — Semiannually	3,446
EUR	200,000	2,153	(3)	4/11/33	2.872% — Annually	6 month EUR-EURIBOR — Semiannually	2,207
EUR	148,000	369	(2)	4/14/33	6 month EUR-EURIBOR — Semiannually	3.0165% — Annually	340
EUR	67,000	38	(2)	4/14/53	6 month EUR-EURIBOR — Semiannually	2.59% — Annually	8
EUR	173,000	2,036	(6)	4/20/53	6 month EUR-EURIBOR — Semiannually	2.6425% — Annually	1,975
EUR	251,974	3,093 E	(4)	3/13/34	6 month EUR-EURIBOR — Semiannually	3.062% — Annually	3,089

46 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
GBP	83,100	$21,162	$(2)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	$(22,899)
GBP	19,660,400	352,092	16,286	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(701,069)
GBP	19,660,400	366,670	24,456	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(712,103)
GBP	19,660,400	381,248	(38,182)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	755,276
GBP	7,864,200	132,733	(41)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	256,942
GBP	2,874,000	47,930	(43)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	43,589
GBP	89,000	1,106 E	(2)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	1,104
GBP	46,000	565 E	(1)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	564
GBP	9,694,000	142,175	(41)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(251,520)
GBP	3,665,000	238,360	(57)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	254,295
GBP	65,300	1,888 E	(1)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	1,887
GBP	134,000	138 E	4,873	6/21/33	3.675% — Annually	Sterling Overnight Index Average — Annually	4,735

Global Income Trust 47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
GBP	330,000	$788 E	$(8,190)	6/21/28	Sterling Overnight Index Average — Annually	4.001% — Annually	$(7,402)
GBP	690,000	4,501 E	(20,685)	6/21/33	Sterling Overnight Index Average — Annually	3.601% — Annually	(25,185)
GBP	40,000	103 E	(2,967)	6/21/53	Sterling Overnight Index Average — Annually	3.501% — Annually	(2,864)
NOK	3,241,000	2,044 E	722	6/21/33	6 month NOK-NIBOR-NIBR — Semiannually	3.35% — Annually	2,766
NZD	517,000	12,578 E	(448)	6/21/33	3 month NZD-BBR-FRA — Quarterly	4.66% — Semiannually	12,129
SEK	14,666,000	35,767 E	(3,631)	6/21/33	3.11% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(39,398)
Total			$945,433	$472,860
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$436,795	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/25 — Annually	$(44,988)
469,326	443,299	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 7/10/24 — Quarterly	(26,703)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(71,691)
Total		$—		Total	$(71,691)

48 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/23 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.11 Index	BB−/P	$40,115	$71,000	$28,869	11/18/54	500 bp — Monthly	$11,306
CMBX NA BB.13 Index	BB−/P	5,002	53,000	23,018	12/16/72	500 bp — Monthly	(17,972)
CMBX NA BB.14 Index	BB/P	4,824	44,000	18,696	12/16/72	500 bp — Monthly	(13,835)
CMBX NA BB.6 Index	B+/P	30,268	142,335	59,240	5/11/63	500 bp — Monthly	(28,853)
CMBX NA BB.7 Index	B-/P	15,922	312,000	129,230	1/17/47	500 bp — Monthly	(113,048)
CMBX NA BB.9 Index	B/P	407	2,000	838	9/17/58	500 bp — Monthly	(429)
CMBX NA BB.9 Index	B/P	14,500	71,000	29,749	9/17/58	500 bp — Monthly	(15,190)
CMBX NA BBB−.10 Index	BB+/P	3,722	30,000	8,673	11/17/59	300 bp — Monthly	(4,936)
CMBX NA BBB−.10 Index	BB+/P	5,782	53,000	15,322	11/17/59	300 bp — Monthly	(9,514)
CMBX NA BBB−.14 Index	BBB−/P	592	19,000	5,071	12/16/72	300 bp — Monthly	(4,470)
CMBX NA BBB−.14 Index	BBB−/P	1,050	21,000	5,605	12/16/72	300 bp — Monthly	(4,544)
CMBX NA BBB−.15 Index	BBB−/P	104	1,000	267	11/18/64	300 bp — Monthly	(162)
Credit Suisse International
CMBX NA BB.7 Index	B-/P	8,159	61,000	25,266	1/17/47	500 bp — Monthly	(17,056)
Goldman Sachs International
CMBX NA A.13 Index	A-/P	(228)	43,000	5,345	12/16/72	200 bp — Monthly	(5,558)
CMBX NA A.6 Index	A+/P	99	769	124	5/11/63	200 bp — Monthly	(25)
CMBX NA A.6 Index	A+/P	721	5,383	869	5/11/63	200 bp — Monthly	(146)
CMBX NA BB.13 Index	BB−/P	1,250	13,000	5,646	12/16/72	500 bp — Monthly	(4,385)
CMBX NA BBB−.11 Index	BBB−/P	64	1,000	255	11/18/54	300 bp — Monthly	(191)
CMBX NA BBB−.13 Index	BBB−/P	296	5,000	1,469	12/16/72	300 bp — Monthly	(1,170)
CMBX NA BBB−.13 Index	BBB−/P	298	5,000	1,469	12/16/72	300 bp — Monthly	(1,168)
CMBX NA BBB−.13 Index	BBB−/P	2,325	37,000	10,867	12/16/72	300 bp — Monthly	(8,523)

Global Income Trust 49

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB−.15 Index	BBB−/P	$267	$3,000	$801	11/18/64	300 bp — Monthly	$(532)
CMBX NA BBB−.15 Index	BBB−/P	277	3,000	801	11/18/64	300 bp — Monthly	(522)
JPMorgan Securities LLC
CMBX NA BB.10 Index	B/P	2,648	33,000	14,642	5/11/63	500 bp — Monthly	(11,967)
CMBX NA BB.6 Index	B+/P	51,480	67,457	28,076	5/11/63	500 bp — Monthly	23,460
CMBX NA BBB−.11 Index	BBB−/P	10,133	92,000	23,432	11/18/54	300 bp — Monthly	(13,254)
CMBX NA BBB−.13 Index	BBB−/P	7,799	59,000	17,328	12/16/72	300 bp — Monthly	(9,500)
CMBX NA BBB−.7 Index	BB−/P	4,695	20,000	4,068	1/17/47	300 bp — Monthly	637
CMBX NA BBB−.8 Index	BB−/P	4,054	26,000	5,242	10/17/57	300 bp — Monthly	(1,174)
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	1,205	103,000	12,803	12/16/72	200 bp — Monthly	(11,564)
CMBX NA BB.13 Index	BB−/P	377	4,000	1,737	12/16/72	500 bp — Monthly	(1,356)
CMBX NA BB.13 Index	BB−/P	554	6,000	2,606	12/16/72	500 bp — Monthly	(2,047)
CMBX NA BB.6 Index	B+/P	11,787	32,379	13,476	5/11/63	500 bp — Monthly	(1,662)
CMBX NA BB.6 Index	B+/P	23,902	65,433	27,233	5/11/63	500 bp — Monthly	(3,277)
CMBX NA BBB−.13 Index	BBB−/P	298	5,000	1,469	12/16/72	300 bp — Monthly	(1,169)
CMBX NA BBB−.13 Index	BBB−/P	15,616	210,000	61,677	12/16/72	300 bp — Monthly	(46,091)
Upfront premium received		270,592		Unrealized appreciation		35,403
Upfront premium (paid)		(228)		Unrealized (depreciation)		(355,290)
Total		$270,364		Total		$(319,887)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2023. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

50 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(664)	$3,076	$496	5/11/63	(200 bp) — Monthly	$(169)
CMBX NA A.6 Index	(162)	769	124	5/11/63	(200 bp) — Monthly	(38)
CMBX NA A.6 Index	(164)	769	124	5/11/63	(200 bp) — Monthly	(40)
CMBX NA A.6 Index	(82)	384	62	5/11/63	(200 bp) — Monthly	(20)
CMBX NA A.6 Index	(82)	384	62	5/11/63	(200 bp) — Monthly	(20)
CMBX NA A.6 Index	(101)	384	62	5/11/63	(200 bp) — Monthly	(39)
CMBX NA A.6 Index	(81)	384	62	5/11/63	(200 bp) — Monthly	(19)
CMBX NA BB.10 Index	(20,735)	86,000	38,158	11/17/59	(500 bp) — Monthly	17,352
CMBX NA BB.10 Index	(18,870)	74,000	32,834	11/17/59	(500 bp) — Monthly	13,902
CMBX NA BB.10 Index	(3,861)	37,000	16,417	11/17/59	(500 bp) — Monthly	12,525
CMBX NA BB.10 Index	(3,399)	31,000	13,755	11/17/59	(500 bp) — Monthly	10,330
CMBX NA BB.11 Index	(5,127)	71,000	28,869	11/18/54	(500 bp) — Monthly	23,683
CMBX NA BB.8 Index	(2,607)	20,294	9,447	10/17/57	(500 bp) — Monthly	6,822
CMBX NA BB.8 Index	(5,168)	14,495	6,748	10/17/57	(500 bp) — Monthly	1,567
CMBX NA BB.8 Index	(527)	2,899	1,350	10/17/57	(500 bp) — Monthly	820
CMBX NA BBB−.10 Index	(4,334)	34,000	9,829	11/17/59	(300 bp) — Monthly	5,478
CMBX NA BBB−.10 Index	(8,640)	29,000	8,384	11/17/59	(300 bp) — Monthly	(270)
CMBX NA BBB−.10 Index	(4,875)	21,000	6,071	11/17/59	(300 bp) — Monthly	1,186
CMBX NA BBB−.10 Index	(2,953)	12,000	3,469	11/17/59	(300 bp) — Monthly	510
CMBX NA BBB−.10 Index	(1,431)	6,000	1,735	11/17/59	(300 bp) — Monthly	300
CMBX NA BBB−.10 Index	(789)	5,000	1,446	11/17/59	(300 bp) — Monthly	654
CMBX NA BBB−.11 Index	(5,028)	35,000	8,915	11/18/54	(300 bp) — Monthly	3,869
CMBX NA BBB−.11 Index	(2,881)	9,000	2,292	11/18/54	(300 bp) — Monthly	(593)

Global Income Trust 51

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.11 Index	$(147)	$1,000	$255	11/18/54	(300 bp) — Monthly	$107
CMBX NA BBB−.12 Index	(31,283)	90,000	26,217	8/17/61	(300 bp) — Monthly	(5,111)
CMBX NA BBB−.12 Index	(9,667)	55,000	16,022	8/17/61	(300 bp) — Monthly	6,327
CMBX NA BBB−.12 Index	(3,276)	48,000	13,982	8/17/61	(300 bp) — Monthly	10,683
CMBX NA BBB−.12 Index	(15,365)	46,000	13,400	8/17/61	(300 bp) — Monthly	(1,988)
CMBX NA BBB−.12 Index	(15,466)	44,000	12,817	8/17/61	(300 bp) — Monthly	(2,671)
CMBX NA BBB−.12 Index	(14,368)	43,000	12,526	8/17/61	(300 bp) — Monthly	(1,864)
CMBX NA BBB−.12 Index	(5,096)	30,000	8,739	8/17/61	(300 bp) — Monthly	3,628
CMBX NA BBB−.12 Index	(5,641)	25,000	7,283	8/17/61	(300 bp) — Monthly	1,629
CMBX NA BBB−.12 Index	(4,065)	24,000	6,991	8/17/61	(300 bp) — Monthly	2,914
CMBX NA BBB−.12 Index	(5,639)	16,000	4,661	8/17/61	(300 bp) — Monthly	(986)
CMBX NA BBB−.13 Index	(7,199)	95,000	27,902	12/16/72	(300 bp) — Monthly	20,655
CMBX NA BBB−.14 Index	(336)	3,000	801	12/16/72	(300 bp) — Monthly	463
CMBX NA BBB−.7 Index	(656)	3,000	610	1/17/47	(300 bp) — Monthly	(48)
CMBX NA BBB−.8 Index	(15,300)	102,000	20,563	10/17/57	(300 bp) — Monthly	5,212
CMBX NA BBB−.8 Index	(8,325)	60,000	12,096	10/17/57	(300 bp) — Monthly	3,741
CMBX NA BBB−.8 Index	(6,523)	49,000	9,878	10/17/57	(300 bp) — Monthly	3,331
CMBX NA BBB−.8 Index	(4,163)	30,000	6,048	10/17/57	(300 bp) — Monthly	1,871
CMBX NA BBB−.8 Index	(1,431)	10,000	2,016	10/17/57	(300 bp) — Monthly	580
CMBX NA BBB−.9 Index	(946)	4,000	906	9/17/58	(300 bp) — Monthly	(42)
Credit Suisse International
CMBX NA BB.10 Index	(10,274)	77,000	34,165	11/17/59	(500 bp) — Monthly	23,827
CMBX NA BB.10 Index	(9,157)	77,000	34,165	11/17/59	(500 bp) — Monthly	24,944
CMBX NA BB.10 Index	(5,096)	41,000	18,192	11/17/59	(500 bp) — Monthly	13,061

52 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BB.7 Index	$(8,049)	$307,605	$128,025	5/11/63	(500 bp) — Monthly	$119,720
CMBX NA BB.7 Index	(29,146)	158,000	65,444	1/17/47	(500 bp) — Monthly	36,166
CMBX NA BB.7 Index	(2,467)	15,000	6,213	1/17/47	(500 bp) — Monthly	3,733
Goldman Sachs International
CMBX NA BB.7 Index	(16,057)	98,000	40,592	1/17/47	(500 bp) — Monthly	24,453
CMBX NA BB.7 Index	(19,290)	95,000	39,349	1/17/47	(500 bp) — Monthly	19,980
CMBX NA BB.8 Index	(4,557)	12,563	5,848	10/17/57	(500 bp) — Monthly	1,281
CMBX NA BB.9 Index	(602)	5,000	2,095	9/17/58	(500 bp) — Monthly	1,489
CMBX NA BB.9 Index	(313)	3,000	1,257	9/17/58	(500 bp) — Monthly	941
CMBX NA BB.9 Index	(319)	2,000	838	9/17/58	(500 bp) — Monthly	518
CMBX NA BB.9 Index	(158)	1,000	419	9/17/58	(500 bp) — Monthly	260
CMBX NA BBB−.12 Index	(40,540)	227,000	66,125	8/17/61	(300 bp) — Monthly	25,472
CMBX NA BBB−.12 Index	(34,234)	191,000	55,638	8/17/61	(300 bp) — Monthly	21,308
CMBX NA BBB−.12 Index	(11,145)	33,000	9,613	8/17/61	(300 bp) — Monthly	(1,548)
CMBX NA BBB−.13 Index	(3,107)	41,000	12,042	12/16/72	(300 bp) — Monthly	8,914
CMBX NA BBB−.14 Index	(284)	3,000	801	12/16/72	(300 bp) — Monthly	515
CMBX NA BBB−.14 Index	(276)	3,000	801	12/16/72	(300 bp) — Monthly	523
CMBX NA BBB−.14 Index	(217)	2,000	534	12/16/72	(300 bp) — Monthly	316
CMBX NA BBB−.14 Index	(206)	2,000	534	12/16/72	(300 bp) — Monthly	327
CMBX NA BBB−.14 Index	(126)	2,000	534	12/16/72	(300 bp) — Monthly	407
CMBX NA BBB−.8 Index	(8,487)	55,000	11,088	10/17/57	(300 bp) — Monthly	2,573
CMBX NA BBB−.8 Index	(3,105)	24,000	4,838	10/17/57	(300 bp) — Monthly	1,721

Global Income Trust 53

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
JPMorgan Securities LLC
CMBX NA BBB−.10 Index	$(4,413)	$35,000	$10,119	11/17/59	(300 bp) — Monthly	$5,688
CMBX NA BBB−.14 Index	(1,138)	13,000	3,470	12/16/72	(300 bp) — Monthly	2,325
CMBX NA BBB−.14 Index	(305)	5,000	1,335	12/16/72	(300 bp) — Monthly	1,027
Merrill Lynch International
CMBX NA BB.10 Index	(4,211)	74,000	32,834	11/17/59	(500 bp) — Monthly	28,562
CMBX NA BB.7 Index	(5,378)	31,000	12,840	1/17/47	(500 bp) — Monthly	7,436
CMBX NA BBB−.10 Index	(13,217)	61,000	17,635	11/17/59	(300 bp) — Monthly	4,388
CMBX NA BBB−.7 Index	(1,311)	16,000	3,254	1/17/47	(300 bp) — Monthly	1,935
CMBX NA BBB−.9 Index	(4,261)	23,000	5,212	9/17/58	(300 bp) — Monthly	940
CMBX NA BBB−.9 Index	(1,667)	9,000	2,039	9/17/58	(300 bp) — Monthly	368
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(3,880)	37,000	16,417	11/17/59	(500 bp) — Monthly	12,506
CMBX NA BB.10 Index	(10,024)	33,000	14,642	11/17/59	(500 bp) — Monthly	4,591
CMBX NA BB.10 Index	(7,515)	32,000	14,198	11/17/59	(500 bp) — Monthly	6,656
CMBX NA BB.7 Index	(3,278)	17,000	7,041	1/17/47	(500 bp) — Monthly	3,749
CMBX NA BB.9 Index	(352)	4,000	1,676	9/17/58	(500 bp) — Monthly	1,321
CMBX NA BB.9 Index	(123)	2,000	838	9/17/58	(500 bp) — Monthly	713
CMBX NA BBB−.10 Index	(8,117)	64,000	18,502	11/17/59	(300 bp) — Monthly	10,354
CMBX NA BBB−.10 Index	(3,954)	33,000	9,540	11/17/59	(300 bp) — Monthly	5,570
CMBX NA BBB−.10 Index	(7,314)	30,000	8,673	11/17/59	(300 bp) — Monthly	1,344
CMBX NA BBB−.10 Index	(4,553)	21,000	6,071	11/17/59	(300 bp) — Monthly	1,507
CMBX NA BBB−.10 Index	(4,109)	19,000	5,493	11/17/59	(300 bp) — Monthly	1,375
CMBX NA BBB−.10 Index	(1,727)	14,000	4,047	11/17/59	(300 bp) — Monthly	2,313
CMBX NA BBB−.10 Index	(433)	5,000	1,446	11/17/59	(300 bp) — Monthly	1,010

54 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.11 Index	$(15,363)	$48,000	$12,226	11/18/54	(300 bp) — Monthly	$(3,162)
CMBX NA BBB−.12 Index	(7,943)	61,000	17,769	8/17/61	(300 bp) — Monthly	9,795
CMBX NA BBB−.12 Index	(4,382)	21,000	6,117	8/17/61	(300 bp) — Monthly	1,725
CMBX NA BBB−.12 Index	(4,320)	13,000	3,787	8/17/61	(300 bp) — Monthly	(540)
CMBX NA BBB−.13 Index	(11,402)	185,000	54,335	12/16/72	(300 bp) — Monthly	42,840
CMBX NA BBB−.14 Index	(962)	6,000	1,601	12/16/72	(300 bp) — Monthly	637
CMBX NA BBB−.14 Index	(158)	1,000	267	12/16/72	(300 bp) — Monthly	108
CMBX NA BBB−.7 Index	(41)	1,000	203	1/17/47	(300 bp) — Monthly	162
CMBX NA BBB−.8 Index	(44,741)	292,000	58,867	10/17/57	(300 bp) — Monthly	13,980
CMBX NA BBB−.8 Index	(25,875)	167,000	33,667	10/17/57	(300 bp) — Monthly	7,709
CMBX NA BBB−.8 Index	(7,504)	59,000	11,894	10/17/57	(300 bp) — Monthly	4,361
CMBX NA BBB−.8 Index	(5,963)	47,000	9,475	10/17/57	(300 bp) — Monthly	3,489
CMBX NA BBB−.8 Index	(6,859)	44,000	8,870	10/17/57	(300 bp) — Monthly	1,990
CMBX NA BBB−.8 Index	(4,531)	29,000	5,846	10/17/57	(300 bp) — Monthly	1,301
CMBX NA BBB−.8 Index	(4,063)	25,000	5,040	10/17/57	(300 bp) — Monthly	965
CMBX NA BBB−.8 Index	(3,119)	23,000	4,637	10/17/57	(300 bp) — Monthly	1,506
CMBX NA BBB−.8 Index	(3,149)	22,000	4,435	10/17/57	(300 bp) — Monthly	1,275
CMBX NA BBB−.8 Index	(2,043)	15,000	3,024	10/17/57	(300 bp) — Monthly	973
Upfront premium received	—		Unrealized appreciation		691,082
Upfront premium (paid)	(698,363)		Unrealized (depreciation)		(19,168)
Total	$(698,363)		Total		$671,914
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Global Income Trust 55

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$819,556	$—
Collateralized loan obligations	—	6,115,707	—
Corporate bonds and notes	—	31,139,837	—
Foreign government and agency bonds and notes	—	44,315,360	—
Mortgage-backed securities	—	43,094,527	—
U.S. government and agency mortgage obligations	—	88,166,319	—
U.S. treasury obligations	—	619,084	—
Short-term investments	911,000	8,459,337	—
Totals by level	$911,000	$222,729,727	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(556,397)	$—
Futures contracts	286,982	—	—
Forward premium swap option contracts	—	620,088	—
TBA sale commitments	—	(30,095,842)	—
Interest rate swap contracts	—	(472,573)	—
Total return swap contracts	—	(71,691)	—
Credit default contracts	—	780,026	—
Totals by level	$286,982	$(29,796,389)	$—

The accompanying notes are an integral part of these financial statements.

56 Global Income Trust

Statement of assets and liabilities 4/30/23 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $231,742,285)	$218,776,015
Affiliated issuers (identified cost $4,864,712) (Note 5)	4,864,712
Cash	414,070
Foreign currency (cost $7,103) (Note 1)	3,341
Interest and other receivables	1,226,169
Receivable for shares of the fund sold	47,502
Receivable for investments sold	654,921
Receivable for sales of TBA securities (Note 1)	26,112,355
Receivable from Manager (Note 2)	73,838
Receivable for variation margin on futures contracts (Note 1)	134,562
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,408,392
Unrealized appreciation on forward currency contracts (Note 1)	1,150,493
Unrealized appreciation on forward premium swap option contracts (Note 1)	2,673,228
Unrealized appreciation on OTC swap contracts (Note 1)	726,485
Premium paid on OTC swap contracts (Note 1)	698,591
Deposits with broker (Note 1)	1,394,621
Prepaid assets	54,615
Total assets	260,413,910

LIABILITIES
Payable for investments purchased	773,715
Payable for purchases of TBA securities (Note 1)	84,306,786
Payable for shares of the fund repurchased	121,621
Payable for custodian fees (Note 2)	47,726
Payable for investor servicing fees (Note 2)	51,120
Payable for Trustee compensation and expenses (Note 2)	120,987
Payable for administrative services (Note 2)	862
Payable for distribution fees (Note 2)	18,273
Payable for variation margin on futures contracts (Note 1)	49,384
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,357,644
Unrealized depreciation on forward currency contracts (Note 1)	1,706,890
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,053,140
TBA sale commitments, at value (proceeds receivable $30,047,129) (Note 1)	30,095,842
Unrealized depreciation on OTC swap contracts (Note 1)	446,149
Premium received on OTC swap contracts (Note 1)	270,592
Collateral on certain derivative contracts, at value (Notes 1 and 8)	1,530,084
Other accrued expenses	103,172
Total liabilities	123,053,987

Net assets	$137,359,923

(Continued on next page)

Global Income Trust 57

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$176,818,003
Total distributable earnings (Note 1)	(39,458,080)
Total — Representing net assets applicable to capital shares outstanding	$137,359,923

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($78,145,116 divided by 7,803,952 shares)	$10.01
Offering price per class A share (100/96.00 of $10.01)*	$10.43
Net asset value and offering price per class B share ($112,856 divided by 11,322 shares)**	$9.97
Net asset value and offering price per class C share ($1,827,454 divided by 183,411 shares)**	$9.96
Net asset value, offering price and redemption price per class R share
($1,365,637 divided by 136,464 shares)	$10.01
Net asset value, offering price and redemption price per class R5 share
($28,578 divided by 2,855 shares)	$10.01
Net asset value, offering price and redemption price per class R6 share
($20,864,927 divided by 2,084,267 shares)	$10.01
Net asset value, offering price and redemption price per class Y share
($35,015,355 divided by 3,498,700 shares)	$10.01

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

58 Global Income Trust

Statement of operations Six months ended 4/30/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $167,541 from investments in affiliated issuers) (Note 5)	$2,927,355
Total investment income	2,927,355

EXPENSES
Compensation of Manager (Note 2)	392,424
Investor servicing fees (Note 2)	161,246
Custodian fees (Note 2)	41,557
Trustee compensation and expenses (Note 2)	3,194
Distribution fees (Note 2)	113,246
Administrative services (Note 2)	3,249
Auditing and tax fees	70,121
Blue sky expense	50,505
Other	33,323
Fees waived and reimbursed by Manager (Note 2)	(282,517)
Total expenses	586,348
Expense reduction (Note 2)	(1,428)
Net expenses	584,920

Net investment income	2,342,435

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	735,017
Foreign currency transactions (Note 1)	17,123
Forward currency contracts (Note 1)	215,072
Futures contracts (Note 1)	(863,951)
Swap contracts (Note 1)	(584,553)
Written options (Note 1)	(409,797)
Total net realized loss	(891,089)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	7,316,431
Assets and liabilities in foreign currencies	(7,615)
Forward currency contracts	123,325
Futures contracts	1,426,964
Swap contracts	(1,020,422)
Written options	651,711
Total change in net unrealized appreciation	8,490,394

Net gain on investments	7,599,305

Net increase in net assets resulting from operations	$9,941,740

The accompanying notes are an integral part of these financial statements.

Global Income Trust 59

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/23*	Year ended 10/31/22
Operations
Net investment income	$2,342,435	$4,895,691
Net realized loss on investments
and foreign currency transactions	(891,089)	(24,427,940)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	8,490,394	(20,548,430)
Net increase (decrease) in net assets resulting
from operations	9,941,740	(40,080,679)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(814,097)	(541,529)
Class B	(842)	(985)
Class C	(12,973)	(10,132)
Class R	(13,286)	(9,055)
Class R5	(389)	(245)
Class R6	(264,622)	(185,764)
Class Y	(467,975)	(425,059)
From return of capital
Class A	—	(1,248,030)
Class B	—	(2,271)
Class C	—	(23,350)
Class R	—	(20,870)
Class R5	—	(564)
Class R6	—	(428,118)
Class Y	—	(979,606)
Decrease from capital share transactions (Note 4)	(18,737,618)	(45,207,557)
Total decrease in net assets	(10,370,062)	(89,163,814)

NET ASSETS
Beginning of period	147,729,985	236,893,799
End of period	$137,359,923	$147,729,985

* Unaudited.

The accompanying notes are an integral part of these financial statements.

60 Global Income Trust

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Global Income Trust 61

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)[e]
Class A
April 30, 2023**	$9.47	.15	.49	.64	(.10)	—	(.10)	$10.01	6.79*	$78,145	.46*	1.54*	436*
October 31, 2022	11.95	.26	(2.54)	(2.28)	(.06)	(.14)	(.20)	9.47	(19.23)	78,619.91		2.38	989
October 31, 2021	12.45	.24	(.54)	(.30)	(.20)	—	(.20)	11.95	(2.43)	110,713.88		1.91	838
October 31, 2020	12.35	.22	.10	.32	(.07)	(.15)	(.22)	12.45	2.64	114,466	1.09	1.76	590
October 31, 2019	11.50	.26	.84	1.10	(.19)	(.06)	(.25)	12.35	9.68	114,345	1.22	2.19	408
October 31, 2018	12.05	.27	(.52)	(.25)	(.19)	(.11)	(.30)	11.50	(2.14)	116,014	1.22	2.25	451
Class B
April 30, 2023**	$9.43	.05[f]	.55	.60	(.06)	—	(.06)	$9.97	6.41*	$113	.83*	.48* [f]	436*
October 31, 2022	11.89	.14[f]	(2.48)	(2.34)	(.04)	(.08)	(.12)	9.43	(19.78)	148	1.66	1.23[f]	989
October 31, 2021	12.39	.13	(.52)	(.39)	(.11)	—	(.11)	11.89	(3.18)	516	1.63	1.04	838
October 31, 2020	12.29	.12	.11	.23	(.04)	(.09)	(.13)	12.39	1.84	934	1.84	.97	590
October 31, 2019	11.45	.17	.83	1.00	(.12)	(.04)	(.16)	12.29	8.80	1,508	1.97	1.42	408
October 31, 2018	12.00	.18	(.53)	(.35)	(.13)	(.07)	(.20)	11.45	(2.90)	2,362	1.97	1.48	451
Class C
April 30, 2023**	$9.43	.11	.49	.60	(.07)	—	(.07)	$9.96	6.32*	$1,827	.83*	1.10*	436*
October 31, 2022	11.89	.17	(2.50)	(2.33)	(.04)	(.09)	(.13)	9.43	(19.77)	2,143	1.66	1.55	989
October 31, 2021	12.39	.14	(.53)	(.39)	(.11)	—	(.11)	11.89	(3.19)	3,833	1.63	1.14	838
October 31, 2020	12.29	.12	.11	.23	(.04)	(.09)	(.13)	12.39	1.88	6,508	1.84	1.03	590
October 31, 2019	11.45	.17	.83	1.00	(.12)	(.04)	(.16)	12.29	8.81	9,591	1.97	1.44	408
October 31, 2018	12.00	.18	(.52)	(.34)	(.14)	(.07)	(.21)	11.45	(2.89)	12,444	1.97	1.49	451
Class R
April 30, 2023**	$9.47	.14	.49	.63	(.09)	—	(.09)	$10.01	6.66*	$1,366	.59*	1.45*	436*
October 31, 2022	11.94	.24	(2.54)	(2.30)	(.05)	(.12)	(.17)	9.47	(19.35)	1,460	1.16	2.18	989
October 31, 2021	12.45	.21	(.55)	(.34)	(.17)	—	(.17)	11.94	(2.76)	1,963	1.13	1.69	838
October 31, 2020	12.35	.19	.10	.29	(.06)	(.13)	(.19)	12.45	2.39	2,475	1.34	1.52	590
October 31, 2019	11.50	.23	.84	1.07	(.16)	(.06)	(.22)	12.35	9.40	1,955	1.47	1.97	408
October 31, 2018	12.05	.24	(.52)	(.28)	(.17)	(.10)	(.27)	11.50	(2.39)	2,014	1.47	2.02	451
Class R5
April 30, 2023**	$9.47	.18	.48	.66	(.12)	—	(.12)	$10.01	6.98*	$29	.27*	1.77*	436*
October 31, 2022	11.94	.30	(2.53)	(2.23)	(.07)	(.17)	(.24)	9.47	(18.88)	32.55		2.76	989
October 31, 2021	12.44	.28	(.54)	(.26)	(.24)	—	(.24)	11.94	(2.12)	44.55		2.25	838
October 31, 2020	12.35	.26	.09	.35	(.08)	(.18)	(.26)	12.44	2.91	33.75		2.10	590
October 31, 2019	11.50	.31	.83	1.14	(.22)	(.07)	(.29)	12.35	10.06	24.86		2.60	408
October 31, 2018	12.05	.31	(.52)	(.21)	(.22)	(.12)	(.34)	11.50	(1.77)	31.86		2.63	451

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

62 Global Income Trust	Global Income Trust 63

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)[e]
Class R6
April 30, 2023**	$9.47	.18	.49	.67	(.13)	—	(.13)	$10.01	7.05*	$20,865	.24*	1.77*	436*
October 31, 2022	11.95	.31	(2.53)	(2.22)	(.08)	(.18)	(.26)	9.47	(18.88)	20,822.48		2.80	989
October 31, 2021	12.45	.29	(.54)	(.25)	(.25)	—	(.25)	11.95	(2.05)	30,989.48		2.31	838
October 31, 2020	12.35	.26	.11	.37	(.08)	(.19)	(.27)	12.45	3.05	35,357.68		2.14	590
October 31, 2019	11.50	.31	.84	1.15	(.22)	(.08)	(.30)	12.35	10.15	25,712.79		2.61	408
October 31, 2018	12.05	.32	(.51)	(.19)	(.23)	(.13)	(.36)	11.50	(1.72)	24,177.80		2.65	451
Class Y
April 30, 2023**	$9.47	.17	.48	.65	(.11)	—	(.11)	$10.01	6.92*	$35,015	.34*	1.67*	436*
October 31, 2022	11.94	.28	(2.52)	(2.24)	(.07)	(.16)	(.23)	9.47	(18.98)	44,507.66		2.59	989
October 31, 2021	12.44	.27	(.53)	(.26)	(.24)	—	(.24)	11.94	(2.19)	88,836.63		2.17	838
October 31, 2020	12.35	.24	.11	.35	(.08)	(.18)	(.26)	12.44	2.83	91,059.84		1.99	590
October 31, 2019	11.50	.29	.84	1.13	(.21)	(.07)	(.28)	12.35	9.96	71,288.97		2.43	408
October 31, 2018	12.05	.30	(.52)	(.22)	(.21)	(.12)	(.33)	11.50	(1.90)	62,181.97		2.50	451

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
April 30, 2023	0.19%
October 31, 2022	0.35
October 31, 2021	0.30
October 31, 2020	0.11
October 31, 2019	0.02
October 31, 2018	0.02

e Portfolio turnover includes TBA purchase and sale commitments.

f The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

64 Global Income Trust	Global Income Trust 65

Notes to financial statements 4/30/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter and references to “ESG”, if any, represent environmental, social and governance. Unless otherwise noted, the “reporting period” represents the period from November 1, 2022 through April 30, 2023.

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices, and certain foreign currency transactions, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

66 Global Income Trust

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

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Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

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Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,394,621 in a segregated account to cover margin requirements on open futures.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,394,621 in a segregated account to cover margin requirements on open centrally cleared swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return

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swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the

70 Global Income Trust

fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $223,664 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,180,096 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $761,738 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

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Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$15,138,567	$8,630,793	$23,769,360

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $209,685,033, resulting in gross unrealized appreciation and depreciation of $14,060,648 and $29,614,361, respectively, or net unrealized depreciation of $15,553,713.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

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Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.269% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $56,785 as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through February 28, 2024, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.43% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $225,732 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

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During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$99,654	Class R5	20
Class B	164	Class R6	5,256
Class C	2,488	Class Y	51,825
Class R	1,839	Total	$161,246

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,428 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $125, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$99,034
Class B	1.00%	1.00%	655
Class C	1.00%	1.00%	9,902
Class R	1.00%	0.50%	3,655
Total			$113,246

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $2,379 from the sale of class A shares and received no monies and $4 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received less than $1 on class A redemptions.

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Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$991,499,290	$912,770,300
U.S. government securities (Long-term)	—	—
Total	$991,499,290	$912,770,300

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	264,162	$2,632,814	596,605	$6,703,654
Shares issued in connection with
reinvestment of distributions	76,915	765,036	155,305	1,668,265
	341,077	3,397,850	751,910	8,371,919
Shares repurchased	(836,412)	(8,331,326)	(1,720,306)	(18,796,560)
Net decrease	(495,335)	$(4,933,476)	(968,396)	$(10,424,641)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—*	$2	10	$119
Shares issued in connection with
reinvestment of distributions	85	842	283	3,072
	85	844	293	3,191
Shares repurchased	(4,508)	(44,530)	(27,939)	(307,679)
Net decrease	(4,423)	$(43,686)	(27,646)	$(304,488)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	2,723	$26,884	3,870	$42,398
Shares issued in connection with
reinvestment of distributions	1,281	12,684	3,042	32,652
	4,004	39,568	6,912	75,050
Shares repurchased	(47,892)	(472,475)	(102,061)	(1,100,049)
Net decrease	(43,888)	$(432,907)	(95,149)	$(1,024,999)

Global Income Trust 75

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	7,933	$78,922	19,411	$215,165
Shares issued in connection with
reinvestment of distributions	1,336	13,286	2,798	29,925
	9,269	92,208	22,209	245,090
Shares repurchased	(26,963)	(269,383)	(32,423)	(333,900)
Net decrease	(17,694)	$(177,175)	(10,214)	$(88,810)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	244	$2,422	873	$9,725
Shares issued in connection with
reinvestment of distributions	39	389	75	809
	283	2,811	948	10,534
Shares repurchased	(769)	(7,698)	(1,334)	(15,476)
Net decrease	(486)	$(4,887)	(386)	$(4,942)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	157,010	$1,566,213	499,948	$5,612,390
Shares issued in connection with
reinvestment of distributions	26,090	259,464	56,119	604,571
	183,100	1,825,677	556,067	6,216,961
Shares repurchased	(297,091)	(2,955,059)	(951,785)	(10,360,107)
Net decrease	(113,991)	$(1,129,382)	(395,718)	$(4,143,146)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	531,525	$5,281,759	1,389,065	$15,818,242
Shares issued in connection with
reinvestment of distributions	43,260	430,134	117,978	1,277,039
	574,785	5,711,893	1,507,043	17,095,281
Shares repurchased	(1,776,941)	(17,727,998)	(4,247,288)	(46,311,812)
Net decrease	(1,202,156)	$(12,016,105)	(2,740,245)	$(29,216,531)

* Amount represents less than one rounded share.

At the close of the reporting period, Putnam Investments, LLC owned 1,096 class R5 shares of the fund (38.39% of class R5 shares outstanding), valued at $10,971.

76 Global Income Trust

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/22	cost	proceeds	income	of 4/30/23
Short-term investments
Putnam Short Term
Investment Fund**	$6,603,751	$35,345,316	$37,084,355	$167,541	$4,864,712
Total Short-term
investments	$6,603,751	$35,345,316	$37,084,355	$167,541	$4,864,712

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Global Income Trust 77

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$240,100,000
Written swap option contracts (contract amount)	$154,200,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$139,500,000
Centrally cleared interest rate swap contracts (notional)	$711,300,000
OTC total return swap contracts (notional)	$960,000
OTC credit default contracts (notional)	$6,700,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$1,370,277	Payables	$661,942
Foreign exchange
contracts	Receivables	1,150,493	Payables	1,706,890
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	14,540,717*	Unrealized depreciation	14,106,220*
Total		$17,061,487		$16,475,052

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

78 Global Income Trust

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(150,019)	$(150,019)
Foreign exchange contracts	—	—	215,072	—	$215,072
Interest rate contracts	505,347	(863,951)	—	(434,534)	$(793,138)
Total	$505,347	$(863,951)	$215,072	$(584,553)	$(728,085)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$338,319	$338,319
Foreign exchange contracts	—	—	123,325	—	$123,325
Interest rate contracts	(1,904,117)	1,426,964	—	(1,358,741)	$(1,835,894)
Total	$(1,904,117)	$1,426,964	$123,325	$(1,020,422)	$(1,374,250)

Global Income Trust 79

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$1,408,392	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,408,392
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	393,674	285,640	—	252,473	—	—	14,896	73,674	349,920	—	—	—	—	—	1,370,277
Futures contracts§	—	—	—	—	—	—	—	—	—	—	134,562	—	—	—	—	—	—	—	134,562
Forward currency contracts#	234,845	1,870	—	5,605	—	—	—	64,242	5,914	366,415	—	—	154,735	14,520	26,152	2,638	215,324	58,233	1,150,493
Forward premium swap
option contracts#	906,863	229	—	373,892	—	—	40,256	168,903	—	373,269	—	—	13,518	—	—	267	796,031	—	2,673,228
Total Assets	$1,141,708	$2,099	$1,408,392	$379,497	$393,674	$285,640	$40,256	$485,618	$5,914	$739,684	$149,458	$73,674	$518,173	$14,520	$26,152	$2,905	$1,011,355	$58,233	$6,736,952
Liabilities:
Centrally cleared interest rate
swap contracts§	$—	$—	$1,357,644	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,357,644
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	71,691	—	—	—	—	—	71,691
OTC Credit default contracts —
protection sold*#	—	—	—	—	323,935	25,215	—	27,589	—	—	92,607	—	120,905	—	—	—	—	—	590,251
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	49,384	—	—	—	—	—	—	—	49,384
Forward currency contracts#	2,539	13,642	—	99,102	—	—	—	8,979	604,064	172,142	—	—	293,490	177,534	140,309	54,361	140,676	52	1,706,890
Forward premium swap
option contracts#	619,990	15,600	—	428,423	—	—	7,047	202,868	—	412,918	—	—	23,995	—	—	437	341,862	—	2,053,140
Total Liabilities	$622,529	$29,242	$1,357,644	$527,525	$323,935	$25,215	$7,047	$239,436	$604,064	$585,060	$141,991	$—	$510,081	$177,534	$140,309	$54,798	$482,538	$52	$5,829,000
Total Financial and Derivative
Net Assets	$519,179	$(27,143)	$50,748	$(148,028)	$69,739	$260,425	$33,209	$246,182	$(598,150)	$154,624	$7,467	$73,674	$8,092	$(163,014)	$(114,157)	$(51,893)	$528,817	$58,181	$907,952
Total collateral
received (pledged)†##	$519,179	$—	$—	$(111,574)	$—	$260,000	$—	$200,000	$(519,229)	$130,000	$—	$—	$—	$(130,935)	$—	$—	$528,817	$—
Net amount	$—	$(27,143)	$50,748	$(36,454)	$69,739	$425	$33,209	$46,182	$(78,921)	$24,624	$7,467	$73,674	$8,092	$(32,079)	$(114,157)	$(51,893)	$—	$58,181
Controlled collateral received
(including TBA commitments)**	$619,084	$—	$—	$—	$—	$260,000	$—	$200,000	$—	$130,000	$—	$—	$—	$—	$—	$—	$321,000	$—	$1,530,084
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$223,664	$—	$223,664
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(111,574)	$—	$—	$—	$—	$(519,229)	$—	$—	$—	$—	$(130,935)	$—	$—	$—	$—	$(761,738)

80 Global Income Trust	Global Income Trust 81

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $736,893 and $1,394,621, respectively.

Note 9: Subsequent event

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. Therefore, the Board of Trustees of the Putnam Funds will be asked to approve a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable). If approved by the Board of Trustees, the new investment management contract will be presented to the shareholders of each Putnam Fund for their approval.

82 Global Income Trust

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Core Equity Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Core Bond Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Large Cap Growth Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
International Value Fund	Tax-Free High Yield Fund
Large Cap Value Fund
Small Cap Value Fund	State tax-free income funds:‡
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

Global Income Trust 83

Asset Allocation	Asset Allocation (cont.)
George Putnam Balanced Fund	Retirement Advantage Maturity Fund
Retirement Advantage 2065 Fund
Dynamic Asset Allocation Balanced Fund	Retirement Advantage 2060 Fund
Dynamic Asset Allocation Conservative Fund	Retirement Advantage 2055 Fund
Dynamic Asset Allocation Growth Fund	Retirement Advantage 2050 Fund
Retirement Advantage 2045 Fund
Multi-Asset Income Fund	Retirement Advantage 2040 Fund
Retirement Advantage 2035 Fund
Retirement Advantage 2030 Fund
Retirement Advantage 2025 Fund

Sustainable Retirement Maturity Fund
Sustainable Retirement 2065 Fund
Sustainable Retirement 2060 Fund
Sustainable Retirement 2055 Fund
Sustainable Retirement 2050 Fund
Sustainable Retirement 2045 Fund
Sustainable Retirement 2040 Fund
Sustainable Retirement 2035 Fund
Sustainable Retirement 2030 Fund
Sustainable Retirement 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

84 Global Income Trust

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 28, 2023